                                                               N U V E E N
                                                                     Investments

--------------------------------------------------------------------------------
Nuveen Municipal Bond Funds
--------------------------------------------------------------------------------
                                         Annual Report dated May 31, 2001
                                       -----------------------------------------


Dependable, tax-free income
                        to help you keep more of what you earn.

                             [Photo Appears Here]

                                              Nuveen Georgia Municipal Bond Fund
                                            Nuveen Louisiana Municipal Bond Fund
                                       Nuveen North Carolina Municipal Bond Fund
                                            Nuveen Tennessee Municipal Bond Fund

Table of Contents

1       Dear Shareholder
3       Nuveen Georgia Municipal Bond Fund
          From the Portfolio Manager
          Fund Spotlight
7       Nuveen Louisiana Municipal Bond Fund
          From the Portfolio Manager
          Fund Spotlight
12      Nuveen North Carolina Municipal Bond Fund
          From the Portfolio Manager
          Fund Spotlight
16      Nuveen Tennessee Municipal Bond Fund
          From the Portfolio Manager
          Fund Spotlight
21      Portfolio of Investments
38      Statement of Net Assets
40      Statement of Operations
41      Statement of Changes in Net Assets
43      Notes to Financial Statements
49      Financial Highlights
53      Report of Independent Public Accountants
57      Fund Information


                             Must be preceded by or accompanied by a prospectus.

Dear Shareholder,

[Photo of Timothy R. Schwertfeger Appears Here]

Timothy R. Schwertfeger
Chairman of the Board

At Nuveen Investments, we are committed to helping financial advisors and their clients invest well through all types of market conditions.

Over the past year, we've heard so many stories about investors who were drawn off course by placing a higher-than-usual proportion of their assets in high-risk investments. This led to significant investment losses that drove many investors to the sidelines, into a zone of uncertainty, after the technology bubble burst. As a result, many missed the attractive values compounding for investors continuing to hold core portfolios of high-quality stocks and bonds, which performed so well as the year 2000 ended. These kinds of experiences dramatically reinforce the importance of maintaining a consistent, long-term investment discipline and staying the course with a well-constructed, diversified portfolio.

Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. Building on our heritage of leadership in municipal bond investing, we have broadened our expertise across an expanding array of equity and fixed-income investment disciplines. We will continue seeking ways to help advisors and investors participate in the many exciting investment opportunities available today. But no matter how much the investment environment might evolve, our core commitment remains providing you and your advisor with the means for building a balanced portfolio designed to systematically compound your wealth over time.

This report covers our fixed income investment style.

Fixed Income Investing
Consistently balancing core equity investments with fixed-income securities can substantially reduce risk with only a small sacrifice in returns. This strategy not only seeks to provide a dependable base of income with a more comfortable balance of risk, but may also help investors build the confidence to remain fully invested through varied market cycles.

Nuveen's time-tested credit research and surveillance discipline uncovers income securities that combine exceptional relative value with above-average potential return and consistent dividends. Relative to municipal bond index yields - which have declined 25 percent over a 10-year period - Nuveen's dividends have continued to provide a steady flow of income to investors. We have also made a priority of helping to preserve the investor's accumulated wealth in a tax-efficient manner.


                                                        Annual Report     page 1

Our fixed-income team of portfolio managers and dedicated research analysts leverages 200 years of combined experience to manage $40 billion in fixed-income investments comprised of more than 100 national and single-state funds, individually managed accounts and defined portfolios.

In addition to the fixed-income investment style, Nuveen offers core growth and enhanced growth, core value and senior loan investment styles. For more information on any Nuveen investment, including a prospectus, contact your financial advisor, call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Before investing or sending money, please read the prospectus carefully.

Thank you for your continued confidence.

Sincerely,



/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board
July 16, 2001

--------------------------------------------------------------------------------
Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. This began with our heritage in municipal bonds and continues today across an expanding array of equity and fixed-income investment disciplines. We continue to broaden our investment expertise, to provide you and your advisors with the means for building balanced portfolios-portfolios designed to help systematically compound your wealth over time.

Annual Report     page 2

From the Portfolio Manager
                                              NUVEEN GEORGIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Q.   What market environment did the Fund experience in the past 12 months?

A. Over the past 12 months, the Federal Reserve's interest rate policies and the slower rate of economic growth were the major influences shaping the market environment for municipal bonds. Since the beginning of 2001, the Fed has announced five interest rate cuts of 50 basis points. This brought the target rate to 4.0%, its lowest level since 1994. The Fed appears ready to continue easing rates if the economy remains sluggish. The Fed's interest rate cuts in 2001 have created a more favorable environment for new issuance and refundings, which boosted bond supply in the first five months. On the demand side, municipal bonds continued to be highly sought after by individual investors looking for diversification, tax-free income, and an alternative to a volatile stock market. This general market environment helped many bonds perform well over the past fiscal year.

Q. How did the Fund perform during the fiscal year ended May 31, 2001? What factors influenced this performance?

A. For the fiscal year ended May 31, 2001, the Georgia Fund posted a total return of 11.90% (Class A shares at net asset value), outperforming the 11.52% average return of the Fund's peer group, the Lipper Georgia Municipal Debt Funds category. However, the Fund trailed the national Lehman Brothers Municipal Bond Index's return of 12.14% for the same period. Over the past year, we focused heavily on enhancing the Fund's yield and are now in the process of transitioning to a more balanced approach that addresses total return as well as tax-free income.

--------------------------------------------------------------------------------
The views expressed in this report reflect those of Nuveen Investment Management
(NIM) only through the end of the reporting period indicated on the cover.
NIM's views are subject to change at any time, based on market and other conditions. Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Your Investment
Management Team

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .  A commitment to exhaustive research
 .  An active, value-oriented investment style
 .  The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for the Nuveen Funds.


                                                        Annual Report     page 3

Annualized Total Returns as of 5/31/01/1/
                                       One-Year        Five-Year
Georgia                                 11.90%           6.21%
Class A Shares at NAV
Lipper Georgia Municipal Debt           11.52%           5.71%
Funds category average/2/
Lehman Brothers Municipal               12.14%
Bond Index/3/

Tax-Free/4/ Yields as of 5/31/01
Class A Shares at NAV
SEC 30-Day Yield                         4.29%
Taxable-Equivalent Yield/5/              6.60%

Q.   What strategies were used to manage the Fund during the past year?

A. Over the past 12 months, our management strategies have been heavily focused on income, and the majority of our purchases for the Fund were concentrated in sectors that offered higher yields. We were able to take advantage of increased issuance in BBB rated bonds during the past year to diversify the Fund and raise its BBB allocation to 9% from 6%. Our purchase of these bonds ranged across several sectors, including utilities, hospitals and housing, and even included some rare BBB water and sewer bonds. To finance these purchases, we continued to sell bonds at attractive prices which also allowed us to reduce our exposure to Puerto Rico issues. These purchases helped upgrade the Fund's call protection.

Q. What is your outlook for this Fund as well as the municipal market in general?

     We are now transitioning from our strategic focus on tax-free income to a more balanced approach that considers both total return potential and yield. We believe the Fund will benefit from this transition. Our strategies will continue to include selling bonds with less call protection, enhancing the Fund's diversification, and watching new issuance for opportunities to purchase bonds Nuveen's research monitors. The Fund

--------------------------------------------------------------------------------

/1/ Performance figures are quoted for Class A shares at net asset value.
    Comments cover the period ended May 31, 2001.

/2/ For the Nuveen Georgia Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 32 funds in the Lipper Georgia Municipal Debt Funds category for the one-year period ended May 31, 2001, and 28 funds for the five-year period. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

/3/ The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

/4/ Certain investors may be subject to the federal alternative minimum tax.
    Capital gains, if any, will be subject to tax.

Your Fund's
Investment
Objective

--------------------------------------------------------------------------------

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.

Annual Report     page 4
also has a large number of tax loss carryforwards, which we will use to offset any realized capital gains, in an attempt to minimize distributions to shareholders.

Overall, our outlook for the fixed-income markets during the next 12 months continues to be positive. Demand for tax-exempt municipal bonds is anticipated to remain strong, as investors look for ways to rebalance their portfolios and reduce potential risk. We will continue to closely monitor the economy, including Federal Reserve policies.

                                    Georgia
                  Growth of an Assumed $10,000 Investment/6/

                         [MOUNTAIN CHART APPEARS HERE]

---- Nuveen Georgia Municipal Bond Fund (NAV) $18,531

---- Nuveen Georgia Municipal Bond Fund (Offer) $17,753

---- Lehman Brothers Municipal Bond Index $19,821



/5/ Taxable-equivalent yield is the yield an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment. Based on the SEC 30-Day Yield and a combined state and federal income tax rate of 35%.

/6/ The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.



How Your Fund
Pursues Its
Objective


The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment advisor judges them to be investment grade.

The fund's investment advisor uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.


                                                        Annual Report     page 5

Fund Spotlight as of 5-31-01
                                             NUVEEN GEORGIA MUNICIPAL BOND FUND

Quick Facts

                        A Shares       B Shares       C Shares       R Shares
-------------------------------------------------------------------------------
NAV                     $10.66         $10.67         $10.64         $10.63
-------------------------------------------------------------------------------
CUSIP                   67065P501      67065P600      67065P709      67065P808
-------------------------------------------------------------------------------
Latest Dividend/1/      $0.0435        $0.0370        $0.0385        $0.0450
-------------------------------------------------------------------------------
Inception Date          3/86           2/97           1/94           2/97
-------------------------------------------------------------------------------


Annualized Total Returns/2/

                          as of May 31, 2001              as of March 31, 2001

A Shares                 NAV           Offer               NAV           Offer

1 - Year              11.90%           7.19%            10.47%           5.82%
-------------------------------------------------------------------------------
5 - Year               6.21%           5.30%             6.15%           5.25%
-------------------------------------------------------------------------------
10 - Year              6.36%           5.90%             6.64%           6.18%
-------------------------------------------------------------------------------

B Shares            w/o CDSC          w/CDSC          w/o CDSC          w/CDSC

1 - Year              11.17%           7.17%             9.54%           5.54%
-------------------------------------------------------------------------------
5 - Year               5.49%           5.33%             5.41%           5.25%
-------------------------------------------------------------------------------
10 - Year              5.86%           5.86%             6.14%           6.14%
-------------------------------------------------------------------------------

C Shares                                 NAV                               NAV

1 - Year                              11.29%                             9.86%
-------------------------------------------------------------------------------
5 - Year                               5.64%                             5.57%
-------------------------------------------------------------------------------
10 - Year                              5.76%                             6.04%
-------------------------------------------------------------------------------

R Shares                                 NAV                               NAV

1 - Year                              12.13%                            10.69%
-------------------------------------------------------------------------------
5 -Year                                6.35%                             6.28%
-------------------------------------------------------------------------------
10 - Year                              6.43%                             6.70%
-------------------------------------------------------------------------------



Tax-Free Yields
                          as of May 31, 2001

A Shares                        NAV    Offer
SEC 30-Day Yield              4.29%    4.11%
--------------------------------------------
Taxable-Equivalent Yield/3/   6.60%    6.32%
--------------------------------------------

B Shares                                 NAV
SEC 30-Day Yield                       3.54%
--------------------------------------------
Taxable-Equivalent Yield/3/            5.45%
--------------------------------------------

C Shares                                 NAV
SEC 30-Day Yield                       3.74%
--------------------------------------------
Taxable-Equivalent Yield/3/            5.75%
--------------------------------------------

R Shares                                 NAV
SEC 30-Day Yield                       4.48%
--------------------------------------------
Taxable-Equivalent Yield/3/            6.89%
--------------------------------------------

    Bond Credit Quality/4/

    [PIE CHART APPEARS HERE]

AAA/U.S. Guaranteed         66%
-------------------------------
AA                           7%
-------------------------------
A                           16%
-------------------------------
BBB                          9%
-------------------------------
NR                           2%
-------------------------------




/1/ Paid June 1, 2001. This is the latest monthly tax-exempt dividend paid during the period ended May 31, 2001.

/2/ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class
     C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

/3/ Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35%.

/4/ As a percentage of long-term bond holdings as of May 31, 2001. Holdings are subject to change.

Top Five Sectors/4/

Tax Obligation (Limited)
21%

Housing (Multifamily)
17%

U.S. Guaranteed
14%

Healthcare
10%

Education and Civic Organizations
10%


Portfolio Stats

Total Net Assets
$143.6 million

Average Duration
7.87

Average Effective Maturity
20.86 years

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.


Annual Report     page 6

From the Portfolio Manager

                                            NUVEEN LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Q.   What market environment did the Fund experience in the past 12 months?

A. For fixed-income investments, the past year was essentially the story of two different markets -- approximately seven months of relatively high interest rates, followed by about five months of declining rates.

     The first period actually reached its peak several weeks before the reporting period began, when the Federal Reserve Board raised interest rates for the sixth time in 12 months. The rate increases were designed to control inflation by slowing the fast-growing U.S. economy. Inflation is always of great concern to the bond market, because a bond's investment value is tied to the anticipated real worth of future income payments. While the Fed's rate hikes succeeded in reducing the threat of inflation, they also slowed economic growth more than expected. In an attempt to revive the flagging economy, the Fed rang in the new year by aggressively cutting interest rates by 250 basis points (2.5 percentage points) in just five months -- a pace that hasn't been matched in nearly 20 years.

     With interest rates high, inflation contained, and a rapidly falling stock market that led investors to reconsider their asset allocations, the bond market enjoyed extremely strong performance. During the reporting period, bond prices, which move inversely to bond yields, hit their highest levels since 1999. As the Fed rate cuts intensified, however, prices declined again, the result of fears that further rate reductions could spark inflation.

     Demand for new Louisiana municipal bonds continued to be high, especially when compared to the relatively modest supply of new issues available in the state during the past year. For example, in the first quarter of 2001, Louisiana municipal issuance accounted for just 1 percent of nationwide issuance.


Your Investment Management Team
--------------------------------------------------------------------------------

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .  A commitment to exhaustive research

 .  An active, value-oriented investment style

 .  The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for the Nuveen Funds.

--------------------------------------------------------------------------------
The views expressed in this report reflect those of Nuveen Investment Management
(NIM) only through the end of the reporting period indicated on the cover. NIM's views are subject to change at any time, based on market and other conditions.


                                                        Annual Report     page 7

Q. How did the fund perform during the fiscal year ended May 31, 2001, and what factors influenced its returns?

A. The fund's total return was 13.20 percent for the fiscal year ended May 31, 2001 (Class A shares at net asset value). This topped the performance of its peers as measured by the Lipper Louisiana Municipal Debt Funds category average, which returned 12.31 percent for the same period. As an additional point of comparison, the performance surpassed that of the national Lehman Brothers Municipal Bond Index, which rose 12.14 percent.

     The fund's strong performance compared to its peers can be attributed to the fund's relatively long duration - which measures sensitivity to changes in interest rates - going into the municipal market's rally in late 2000 and early 2001. The fund also benefited from unusually strong demand for Louisiana municipal securities.


     Annualized Total Returns as of 5/31/01 /1/

                                              One-Year        Five-Year
     Louisiana                                 13.20%           6.08%
     Class A Shares at NAV
     Lipper Louisiana Municipal Debt           12.31%           5.52%
     Funds category average/2/
     Lehman Brothers Municipal                 12.14%
     Bond Index/3/

     Tax-Free/4/ Yields as of 5/31/01
     Class A Shares at NAV
     SEC 30-Day Yield                           4.76%
     Taxable-Equivalent Yield/5/                7.21%



Q.   What themes were underlying your management of the fund during the year?

A. We adapted our management strategy to changing market conditions. In the first part of the period, when interest rates were relatively high, we took advantage whenever appropriate by adding high-yielding municipal bonds to the portfolio to try to secure the fund's income stream. As we


Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

/1/ Performance figures are quoted for Class A shares at net asset value. Comments cover the period ended May 31, 2001.

Your Fund's
Investment
Objective

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.



Annual Report     page 8
     added new securities, we sold some others at a loss, enabling us to realize capital losses that can be used to offset any realized gains in future years. As always, we invested only in those bond issues that met our stringent investment criteria - which include structure and credit requirements. Bonds must also survive rigorous analysis by Nuveen Research before we will consider them for the fund.

     As interest rates declined and municipal bonds recorded some of their best gains of the period, our management strategy became somewhat more defensive. Even as we remained optimistic about the fund's performance potential, we recognized that a change in bond-market sentiment could happen quickly and without warning. In the past, the fund's relative success during down markets resulted from our willingness to prepare for the next market cycle. Toward that end, we kept on the lookout for more defensive securities that would allow us to lock in some of the gains obtained during the market rally. For example, we looked for bonds that would help us reduce the fund's duration. We also looked to add investments that would help protect the fund from "call risk," or the risk that an issuer will take advantage of lower interest rates by redeeming their bonds before their maturity dates.

     Because of the spotty issuance in the Louisiana municipal market during the year, we were quick to obtain bonds that met our investment criteria when opportunities presented themselves. One purchase that performed well for the fund was of mortgage-revenue, single-family-home bonds issued by Jefferson Parish and maturing in 2032. These bonds offered the fund a 7.25 percent coupon, an attractive rate for a long-term bond.



Q.   What is your outlook for the municipal market and the fund?

     While we believe the fund is well positioned for the future, we will continue to take advantage of all available opportunities to reduce the portfolio's call risk. While just 5 percent of the fund's portfolio is callable for the remainder of this year, 13 percent is vulnerable in 2002. While we do not believe this is an enormous amount, we are still mindful that excessive bond calls could have an impact on the fund's future income stream.



/2/ For the Nuveen Louisiana Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 12 funds in the Lipper Louisiana Municipal Debt Funds category for the one-year period ended
     May 31, 2001, and 9 funds for the five-year period. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

/3/ The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

/4/ Certain investors may be subject to the federal alternative minimum tax. Capital gains, if any, will be subject to tax.

/5/ Taxable-equivalent yield is the yield an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment. Based on the SEC 30-Day Yield and a combined state and federal income tax rate of 34%.


How Your Fund
Pursues Its
Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment advisor judges them to be investment grade.

The fund's investment advisor uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.


                                                        Annual Report     page 9

For the municipal bond market as a whole, we are currently experiencing the best of times. The economy has been growing slowly, and inflation has been contained, despite rising energy prices. As long as the Fed can keep inflation in check while attempting to stimulate the economy, the fixed-income market -- and the fund -- should continue to benefit.

In the meantime, we will look to reap the rewards of market outperformance while continuing to prepare for the market's eventual downturn. Though we do not know when this situation will occur or even expect it soon, we believe that being prepared is the best strategy for strengthening long-term performance.

                                   Louisiana
                  Growth of an Assumed $10,000 Investment/6/

                         [Mountain Chart Appears Here]

                 ----Nuveen Louisiana Municipal Bond Fund (NAV) $19,507 ----Nuveen Louisiana Municipal Bond Fund (Offer) $18,687 ----Nuveen Louisiana Municipal Bond Index $19,821

--------------------------------------------------------------------------------
/6/ The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

Annual Report     page 10

Fund Spotlight as of 5-31-01

                                            NUVEEN LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Quick Facts
                       A Shares        B Shares        C Shares        R Shares
--------------------------------------------------------------------------------
NAV                    $11.06          $11.05          $11.04          $11.06
--------------------------------------------------------------------------------
CUSIP                  67065P881       67065P873       67065P865       67065P857
--------------------------------------------------------------------------------
Latest Dividend/1/     $0.0450         $0.0385         $0.0400         $0.0470
--------------------------------------------------------------------------------
Inception Date         9/89            2/97            2/94            2/97
--------------------------------------------------------------------------------

Annualized Total Returns/2/
                                    as of May 31, 2001      as of March 31, 2001
A Shares                                 NAV     Offer             NAV     Offer
--------------------------------------------------------------------------------
1 - Year                              13.20%     8.45%          11.57%     6.90%
--------------------------------------------------------------------------------
5 - Year                               6.08%     5.17%           6.15%     5.25%
--------------------------------------------------------------------------------
10 - Year                              6.92%     6.46%           7.24%     6.78%
--------------------------------------------------------------------------------

B Shares                            w/o CDSC    w/CDSC        w/o CDSC    w/CDSC
1 - Year                              12.29%     8.29%          10.77%     6.77%
--------------------------------------------------------------------------------
5 - Year                               5.31%     5.15%           5.41%     5.24%
--------------------------------------------------------------------------------
10 - Year                              6.41%     6.41%           6.72%     6.72%
--------------------------------------------------------------------------------

C Shares                                           NAV                       NAV
1 - Year                                        12.49%                    10.96%
--------------------------------------------------------------------------------
5 - Year                                         5.49%                     5.56%
--------------------------------------------------------------------------------
10 - Year                                        6.32%                     6.65%
--------------------------------------------------------------------------------

R Shares                                           NAV                       NAV
1 - Year                                        13.42%                    11.88%
--------------------------------------------------------------------------------
5 -Year                                          6.26%                     6.34%
--------------------------------------------------------------------------------
10 - Year                                        7.01%                     7.33%
--------------------------------------------------------------------------------

Tax-Free Yields                                    Bond Credit Quality/4/
        as of May 31, 2001
                                                   [Pie Chart Appears Here]
A Shares                          NAV   Offer
SEC 30-Day Yield                4.76%   4.56%    AAA/U.S. Guaranteed        62%
---------------------------------------------    ------------------------------
Taxable-Equivalent Yield/3/     7.21%   6.91%    AA                          5%
---------------------------------------------    ------------------------------
                                                 A                          16%
B Shares                                  NAV    ------------------------------
SEC 30-Day Yield                        4.02%    BBB                        17%
---------------------------------------------    ------------------------------
Taxable-Equivalent Yield/3/             6.09%
---------------------------------------------

C Shares                                  NAV
SEC 30-Day Yield                        4.21%
---------------------------------------------
Taxable-Equivalent Yield/3/             6.38%
---------------------------------------------

R Shares                                  NAV
SEC 30-Day Yield                        4.97%
---------------------------------------------
Taxable-Equivalent Yield/3/             7.53%
---------------------------------------------

--------------------------------------------------------------------------------

/1/ Paid June 1, 2001. This is the latest monthly tax-exempt dividend paid during the period ended May 31, 2001.

/2/ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

/3/ Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34%.

/4/ As a percentage of long-term bond holdings as of May 31, 2001. Holdings are subject to change.

Top Five Sectors/4/
--------------------------------------------------------------------------------

Tax Obligation (Limited)
24%

Healthcare
17%

Housing (Single Family)
14%

U.S. Guaranteed
9%

Utilities
8%


Portfolio Stats

--------------------------------------------------------------------------------

Total Net Assets
$125.7 million

Average Duration
8.44

Average Effective Maturity
21.89 years

--------------------------------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.




                                                       Annual Report     page 11

From the Portfolio Manager

                                       NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Q.   What market environment did the Fund experience in the past 12 months?

A. Over the past 12 months, the Federal Reserve's interest rate policies and the slower rate of economic growth were the major influences shaping the market environment for municipal bonds. Since the beginning of 2001, the Fed has announced five interest rate cuts of 50 basis points. This brought the target rate to 4.0%, its lowest level since 1994. The Fed appears ready to continue easing rates if the economy remains sluggish. The Fed's interest rate cuts in 2001 have created a more favorable environment for new issuance and refundings, which boosted bond supply in the first five months. On the demand side, municipal bonds continued to be highly sought after by individual investors looking for diversification, tax-free income, and an alternative to a volatile stock market. This general market environment helped many bonds perform well over the past fiscal year.

Q. How did the Fund perform during the fiscal year ended May 31, 2001? What factors influenced this performance?

A. For the 12 months ended May 31, 2001, the North Carolina Fund posted a total return of 12.41% (Class A shares at net asset value), topping the 11.00% average return of the Fund's peer group, the Lipper North Carolina Municipal Debt Funds category. The Fund also outperformed the national Lehman Brothers Municipal Bond Index's return of 12.14% for the same period.

     The Fund's superior performance can be attributed in part to its longer duration relative to the Lehman index. Duration measures a fund's reaction to interest rate movements. During the 12 months ended May 31, 2001, the yield on the Bond Buyer 25 Revenue Bond Index fell from 6.20% to 5.62%. In this environment of falling yields (and rising bond values), funds with longer durations would be expected to perform better. As of May 31, 2001, the North Carolina fund had a duration of 8.14, compared with 7.68 for the Lehman index.

--------------------------------------------------------------------------------
The views expressed in this report reflect those of Nuveen Investment Management
(NIM) only through the end of the reporting period indicated on the cover. NIM's views are subject to change at any time, based on market and other conditions.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

/1/ Performance figures are quoted for Class A shares at net asset value. Comments cover the period ended May 31, 2001.

Your Investment Management Team

--------------------------------------------------------------------------------
Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .  A commitment to exhaustive research
 .  An active, value-oriented investment style
 .  The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for the Nuveen Funds.


Annual Report     page 12

     Annualized Total Returns as of 5/31/01 /1/

                                               One-Year        Five-Year

     North Carolina                             12.41%           5.55%
     Class A Shares at NAV

     Lipper North Carolina Municipal            11.00%           5.48%
     Debt Funds category average/2/

     Lehman Brothers Municipal                  12.14%
     Bond Index/3/

     Tax-Free/4/ Yields as of 5/31/01
     Class A Shares at NAV
     SEC 30-Day Yield                            4.53%
     Taxable-Equivalent Yield/5/                 7.13%

Q.   What strategies were used to manage the Fund during the past year?

A. With the substantial increase in supply as of the beginning of 2001, our strategies have focused on identifying bonds that can provide additional yield for the Fund, particularly in sectors such as utilities, multifamily and single-family housing, healthcare, and continuing care facilities. In the utilities sector, the Fund continued to hold bonds issued by both North Carolina Eastern Municipal Power Agency and North Carolina Municipal Power Agency Number 1 (Catawba). These BBB bonds performed better than the market expected, as oil and natural gas prices soared and the agencies benefited from their reliance on coal and nuclear-generated power.

     Most of the municipal bonds in North Carolina, however, continued to come to market as higher quality or insured issues, which provided fewer opportunities for us to add significant yield. Most of our purchases over the past year were high-quality names that upgraded the Fund's protection from potential bond calls. These purchases were financed through the sale of bonds with less call protection as well as some Puerto Rico issues. The increased supply in North Carolina state paper enabled us to reduce our exposure to Puerto Rico bonds.

--------------------------------------------------------------------------------
/2/ For the Nuveen North Carolina Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 35 funds in the Lipper North Carolina Municipal Debt Funds category for the one-year period ended May 31, 2001, and 31 funds for the five-year period. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

/3/ The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

/4/ Certain investors may be subject to the federal alternative minimum tax. Capital gains, if any, will be subject to tax.

/5/ Taxable-equivalent yield is the yield an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment. Based on the SEC 30-Day Yield and a combined state and federal income tax rate of 36.5%.


Your Fund's Investment Objective

--------------------------------------------------------------------------------
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.


                                                       Annual Report     page 13

Q.   What is your outlook for this fund and the municipal market in general?

A. Going forward, we plan to focus on maintaining the fund's call protection levels, while watching for research-intensive issues that allow us to demonstrate our proven expertise in this area. The Fund also has a large number of tax loss carryforwards, which we will use to offset any realized capital gains, in an attempt to minimize taxable distributions to shareholders.

     In general, we continue to be positive in our outlook for the fixed-income markets over the next 12 months. Following the declines in municipal supply in both 1999 and 2000, any year-over-year increase in 2001 should still produce a supply-and-demand scenario that continues to support municipal market prices.


                             [Chart Appears Here]

                                North Carolina
                    Growth of an Assumed $10,000 Investment/6/


          --Nuveen North Carolina Municipal Bond Fund (NAV) $18,032

          --Nuveen North Carolina Municipal Bond Fund (Offer) $17,275

          --Lehman Brothers Municipal Bond Index $19,821


--------------------------------------------------------------------------------
/6/ The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.


How Your Fund Pursues Its Objective
--------------------------------------------------------------------------------
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment advisor judges them to be investment grade.

The fund's investment advisor uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.




Annual Report     page 14

Fund Spotlight as of 5-31-01

NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND
------------------------------------------------------------------------------

Quick Facts

                     A Shares        B Shares        C Shares        R Shares
------------------------------------------------------------------------------
NAV                  $10.15          $10.16          $10.14          $10.16
------------------------------------------------------------------------------
CUSIP                67065P840       67065P832       67065P824       67065P816
------------------------------------------------------------------------------
Latest Dividend/1/   $0.0410         $0.0345         $0.0360         $0.0425
------------------------------------------------------------------------------
Inception Date       3/86            2/97            10/93           2/97
------------------------------------------------------------------------------


Annualized Total Returns/2/
                 as of May 31, 2001                       as of March 31, 2001

A Shares                   NAV        Offer                 NAV         Offer

1 - Year                12.41%        7.65%              11.00%         6.31%
------------------------------------------------------------------------------
5 - Year                 5.55%        4.65%               5.61%         4.70%
------------------------------------------------------------------------------
10 - Year                6.08%        5.62%               6.38%         5.93%
------------------------------------------------------------------------------

B Shares              w/o CDSC       w/CDSC            w/o CDSC        w/CDSC

1 - Year                11.46%        7.46%              10.18%         6.18%
------------------------------------------------------------------------------
5 - Year                 4.81%        4.65%               4.87%         4.71%
------------------------------------------------------------------------------
10 - Year                5.58%        5.58%               5.88%         5.88%
------------------------------------------------------------------------------

C Shares                                NAV                               NAV

1 - Year                             11.80%                            10.30%
------------------------------------------------------------------------------
5 - Year                              4.99%                             5.02%
------------------------------------------------------------------------------
10 - Year                             5.48%                             5.78%
------------------------------------------------------------------------------

R Shares                                NAV                               NAV

1 - Year                             12.60%                            11.20%
------------------------------------------------------------------------------
5 - Year                              5.74%                             5.76%
------------------------------------------------------------------------------
10 - Year                             6.17%                             6.46%
------------------------------------------------------------------------------


Tax-Free Yields
        as of May 31, 2001

A Shares                       NAV    Offer

SEC 30-Day Yield             4.53%    4.34%
-------------------------------------------
Taxable-Equivalent Yield/3/  7.13%    6.83%
-------------------------------------------

B Shares                                NAV

SEC 30-Day Yield                      3.78%
-------------------------------------------
Taxable-Equivalent Yield/3/           5.95%
-------------------------------------------

C Shares                                NAV

SEC 30-Day Yield                      3.98%
-------------------------------------------
Taxable-Equivalent Yield/3/           6.27%
-------------------------------------------

R Shares                                NAV

SEC 30-Day Yield                      4.73%
-------------------------------------------
Taxable-Equivalent Yield/3/           7.45%
-------------------------------------------



Bond Credit Quality/4/
[Pie Chart Appears Here]


AAA/U.S. Guaranteed     31%
AA                      38%
A                       16%
BBB                     14%
NR                       1%

-------------------------------------------------------------------------------

/1/ Paid June 1, 2001. This is the latest monthly tax-exempt dividend paid during the period ended May 31, 2001.

/2/ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

/3/ Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 36.5%.

/4/ As a percentage of long-term bond holdings as of May 31, 2001. Holdings are subject to change.


Top Five Sectors/4/
------------------------------------
Healthcare
22%

Housing (Single Family)
20%

Tax Obligation (Limited)
15%

Utilities
11%

Basic Materials
9%


Portfolio Stats
------------------------------------


Total Net Assets
$197.1 million

Average Duration
8.14

Average Effective Maturity
22.21 years


-------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.



                                                       Annual Report     page 15

From the Portfolio Manager

                                           NUVEEN TENNESSEE MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

Q.   What market environment did the fund experience during the last 12 months?

A. Overall market conditions were affected by developments in a couple of key areas:

     Interest rates. For fixed-income investments, the past year was essentially the story of two different markets -- approximately seven months of relatively high interest rates, followed by about five months of declining rates.

     The first period actually reached its peak several weeks before the reporting period began, when the Federal Reserve Board raised interest rates for the sixth time in 12 months. The rate increases were designed to control inflation by slowing the fast-growing U.S. economy. Inflation is always of great concern to the bond market because a bond's investment value is tied to the anticipated real worth of future income payments. While the Fed's rate hikes succeeded in reducing the threat of inflation, they also slowed economic growth more than expected. In an attempt to revive the flagging economy, the Fed rang in the new year by aggressively cutting interest rates by 250 basis points (2.5 percentage points) in just five months -- a pace that hasn't been matched in nearly 20 years.

     With interest rates high, inflation contained, and a rapidly falling stock market that led investors to reconsider their asset allocations, the bond market enjoyed extremely strong performance. During the reporting period, bond prices, which move inversely to bond yields, hit their highest levels since 1999. As the Fed rate cuts intensified, however, prices again declined.

     Supply. New issues were notably reduced in 2000 compared with the previous year. And though issuance increased significantly in early 2001, the market offered few opportunities that we believed would benefit the fund. When the availability or quality of bonds does not meet our criteria, we stay the course and wait until we can unearth offerings that may be more effective for helping to reach the fund's objectives.


Your Investment Management Team
-------------------------------------------------------------------------------

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .  A commitment to exhaustive research
 .  An active, value-oriented investment style
 .  The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for the Nuveen Funds.

-------------------------------------------------------------------------------
The views expressed in this report reflect those of Nuveen Investment Management
(NIM) only through the end of the reporting period indicated on the cover.
NIM's views are subject to change at any time, based on market and other conditions.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

/1/ Performance figures are quoted for Class A shares at net asset value.
    Comments cover the period ended May 31, 2001.

Annual Report     page 16

     Surveillance activities on fund holdings, however, remained active. Nuveen's team of 17 full-time analysts continually monitors credit quality of the fund's holdings. Their analysis, coupled with information about overall portfolio structure, individual bond structure and market price, is used by the investment management team in deciding to increase, decrease or maintain the fund's exposure to a given issuer.

Q. How did the fund perform during the fiscal year ended May 31, 2001, and what factors influenced its returns?

A. As shown in the chart below, the fund outperformed its peer group average total returns for the one-year period, strong performance we credit to persistent focus on overall portfolio structure. The fund underperformed for the five-year period due in part to our focus on highly rated issues when interest rates were rising.


Annualized Total Returns as of 5/31/01 /1/

                                    One-Year        Five-Year
Tennessee                            11.18%           5.41%
Class A Shares at NAV

Lipper Tennessee Municipal           11.16%           5.66%
Debt Funds category average /2/

Lehman Brothers Municipal            12.14%
Bond Index /3/

Tax-Free /4/ Yields as of 5/31/01
Class A Shares at NAV

SEC 30-Day Yield                      4.51%
Taxable-Equivalent Yield /5/          6.94%

     Compared with the equity market, returns for the last 12 months significantly outpaced major stock indices. The Nasdaq plummeted -37.80 percent, the S&P 500 was down -10.55 percent, and the Dow was up just 5.43 percent.

Your Fund's Investment Objective
-------------------------------------------------------------------------------

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital.



-------------------------------------------------------------------------------
/2/ For the Nuveen Tennessee Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 18 funds in the Lipper Tennessee Municipal Debt Funds category for the one-year period ended May 31, 2001, and 15 funds for the five-year period. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

/3/ The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

/4/ Certain investors may be subject to the federal alternative minimum tax.
    Capital gains, if any, will be subject to tax.

/5/ Taxable-equivalent yield is the yield an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment. Based on the SEC 30-Day Yield and a combined state and federal income tax rate of 35%.

                                                       Annual Report     page 17

Q.   What themes were underlying your management of the fund during the year?

A. Enhancing portfolio fundamentals was our primary focus. We focused on optimizing portfolio structure and staying fully invested despite a dearth of attractive opportunities. At the end of 2000, we increased call protection by liquidating issues with shorter calls and using the proceeds to buy several new issues with 10-year call protection. To obtain the highest possible price for bonds we sold, we packaged them in smaller block sizes to appeal to the retail investor market, where demand was especially high.

     We continually comb the market for issues that we believe offer more than just attractive yields, and our extensive resources allow us to analyze a complete range of credit opportunities, which can reveal unique offerings that might be missed or not available to other investors.

     For example, the majority of issues available to individuals at the retail level during the last 12 months featured lengthy effective maturities averaging approximately 30 years and durations of about 5. The Tennessee Municipal Bond Fund, on the other hand, ended the period with an average effective maturity of 19.16 years and 7.13 duration, characteristics that can offer potentially higher returns and dividend yield.

     Some notable purchases made during the year include:

     . Metropolitan Government Nashville and Davidson County Health and Higher Education Facilities Authority on behalf of Adventist Healthcare, a healthcare system that operates 29 facilities across several states. Based on the Nuveen research team's familiarity with this issuer, the fund was able to act quickly to purchase these bonds rated Baa1/A- to help fund capital improvements at Tennessee Christian Medical Center in Madison.

     . Maury County Industrial Development Authority bonds issued on behalf of Occidental Petroleum, a recognized leader in the energy and chemicals field. These bonds rated Baa3/BBB- offered a generous yield pickup over higher-rated credits at the time. With the substantial rise in both oil and natural gas prices, this investment provides yield and sector diversification for the fund.

How Your Fund Pursues Its Objective

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment advisor judges them to be investment grade.

The fund's investment advisor uses a value-oriented strategy and looks for higher-yielding and undervalued long-term municipal bonds that offer potentially above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

-------------------------------------------------------------------------------


Annual Report     page 18

Q. What is your outlook for the Tennessee municipal market and plans for the Tennessee Municipal Bond Fund?

A. We have a favorable outlook for the coming year. Although we expect that supply will remain tight and new-issues will decline from the increased levels seen earlier in 2001, we anticipate retail demand will remain strong. At this time, our primary goal is to maintain the favorable duration we have achieved in an effort to seek enhanced return and yield potential.

     For the municipal bond market as a whole, we are currently experiencing the best of times. The economy has been growing slowly, and inflation has been contained, despite rising energy prices. As long as the Fed can keep inflation in check while attempting to stimulate the economy, the fixed-income market -- and the fund -- should continue to benefit.

     In the meantime, we will look to reap the rewards of market outperformance while continuing to prepare for the market's eventual downturn. Though we do not know when this situation will occur or even expect it soon, we believe that being prepared is the best strategy for strengthening long-term performance.

                         [Mountain Chart Appears Here]
                                   Tennessee
                    Growth of an Assumed $10,000 Investment


----Nuveen Tennessee Municipal Bond Fund (NAV) $18,141

----Nuveen Tennessee Municipal Bond Fund (Offer) $17,379

----Lehman Brothers Municipal Bond Index $19,821


-------------------------------------------------------------------------------

/6/ The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

                                                       Annual Report     page 19

Fund Spotlight as of 5-31-01

                                            NUVEEN TENNESSEE MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
Quick Facts

                      A Shares        B Shares        C Shares        R Shares
--------------------------------------------------------------------------------
NAV                   $10.93          $10.94          $10.94          $10.93
--------------------------------------------------------------------------------
CUSIP                 67065P758       67065P741       67065P733       67065P725
--------------------------------------------------------------------------------
Latest Dividend/1/    $0.0460         $0.0390         $0.0410         $0.0475
--------------------------------------------------------------------------------
Inception Date        11/87           2/97            10/93           2/97
--------------------------------------------------------------------------------

Annualized Total Returns/2/

                as of May 31, 2001                         as of March 31, 2001

A Shares             NAV     Offer                                  NAV   Offer
1 - Year          11.18%     6.55%                                9.90%   5.32%
--------------------------------------------------------------------------------
5 - Year           5.41%     4.52%                                5.42%   4.52%
--------------------------------------------------------------------------------
10 - Year          6.13%     5.68%                                6.43%   5.97%
--------------------------------------------------------------------------------

B Shares        w/o CDSC    w/CDSC                             w/o CDSC  w/CDSC

1 - Year          10.36%     6.36%                                9.09%   5.09%
--------------------------------------------------------------------------------
5 - Year           4.68%     4.51%                                4.70%   4.53%
--------------------------------------------------------------------------------
10 - Year          5.62%     5.62%                                5.92%   5.92%
--------------------------------------------------------------------------------

C Shares                       NAV                                          NAV
1 - Year                    10.67%                                        9.29%
--------------------------------------------------------------------------------
5 - Year                     4.85%                                        4.82%
--------------------------------------------------------------------------------
10 - Year                    5.55%                                        5.84%
--------------------------------------------------------------------------------

R Shares                       NAV                                          NAV
1 - Year                    11.48%                                       10.09%
--------------------------------------------------------------------------------
5 -Year                      5.58%                                        5.56%
--------------------------------------------------------------------------------
10 - Year                    6.21%                                        6.50%
--------------------------------------------------------------------------------


Tax-Free Yields

        as of May 31, 2001


A Shares                        NAV     Offer
SEC 30-Day Yield              4.51%     4.32%
---------------------------------------------
Taxable-Equivalent Yield/3/   6.94%     6.65%
---------------------------------------------

B Shares                                  NAV
SEC 30-Day Yield                        3.76%
---------------------------------------------
Taxable-Equivalent Yield/3/             5.78%
---------------------------------------------

C Shares                                  NAV
SEC 30-Day Yield                        3.96%
---------------------------------------------
Taxable-Equivalent Yield/3/             6.09%
---------------------------------------------

R Shares                                  NAV
SEC 30-Day Yield                        4.71%
---------------------------------------------
Taxable-Equivalent Yield/3/             7.25%
---------------------------------------------

Bond Credit Quality/4/

[Pie Chart appears here]

AAA/U.S. Guaranteed     42%
---------------------------
AA                      30%
---------------------------
A                        7%
---------------------------
BBB                     18%
---------------------------
NR                       3%
---------------------------


Top Five Sectors/4/
---------------------------

U.S. Guaranteed
19%
Healthcare
18%
Housing (Single Family)
14%
Basic Materials
11%
Housing (Multifamily)
6%


Portfolio Stats
--------------------------
Total Net Assets
$289.2 million

Average Duration
7.13

Average Effective Maturity
19.16 years


--------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

--------------------------------------------------------------------------------

1 Paid June 1, 2001. This is the latest monthly tax-exempt dividend paid during the period ended May 31, 2001.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35%.

4 As a percentage of long-term bond holdings as of May 31, 2001. Holdings are subject to change.


Annual Report     page 20

                 Portfolio of Investments
                 Nuveen Georgia Municipal Bond Fund
                 May 31, 2001

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Basic Materials - 2.3%

 $    1,500 Brunswick and Glynn County,      3/08 at 102      Baa3 $  1,318,950
             Georgia, Development
             Authority, Revenue
             Refunding Bonds, Series
             1998 (Georgia Pacific
             Corporation Project),
             5.550%, 3/01/26
             (Alternative Minimum Tax)

      1,000 Savannah, Georgia, Economic     No Opt. Call      Baa1    1,047,330
             Development Authority,
             Pollution Control Revenue
             Refunding Bonds, Series
             1995 (Union Camp
             Corporation Project),
             6.150%, 3/01/17

      1,000 Wayne County, Georgia,           5/03 at 102       Baa    1,005,910
             Development Authority,
             Pollution Control Revenue
             Refunding Bonds,
             Series 1993 (ITT Rayonier
             Inc. Project), 6.100%,
             11/01/07

-------------------------------------------------------------------------------
            Consumer Cyclicals - 0.4%

        500 White County, Georgia,           6/02 at 102      BBB+      507,750
             Development Authority,
             Industrial Development
             Revenue Bonds (Springs
             Industries, Inc.), 6.850%,
             6/01/10

-------------------------------------------------------------------------------
            Consumer Staples - 3.8%

      2,500 Albany Dougherty Payroll        No Opt. Call        AA    2,402,625
             Development Authority,
             Georgia, Solid Waste
             Disposal Revenue Bonds (The
             Procter & Gamble Paper
             Products Company Project),
             1999 Series, 5.200%,
             5/15/28 (Alternative
             Minimum Tax)

      1,000 Cartersville Development         5/02 at 102        A+    1,045,810
             Authority, Georgia, Water
             and Wastewater Facilities
             Revenue Bonds
             (Anheuser-Busch Project),
             Series 1992, 6.750%,
             2/01/12 (Alternative
             Minimum Tax)

      2,000 Cartersville Development         5/07 at 101        A+    2,065,320
             Authority, Georgia, Sewage
             Facilities Refunding
             Revenue Bonds
             (Anheuser-Busch Project),
             Series 1997, 6.125%,
             5/01/27 (Alternative
             Minimum Tax)

-------------------------------------------------------------------------------
            Education and Civic
            Organizations - 9.6%

      5,000 Development Authority of         9/11 at 102       AAA    4,905,450
             Fulton County, Georgia,
             Revenue Bonds (TUFF/Atlanta
             Housing, LLC Project at
             Georgia State University),
             Series 2001A, 5.250%,
             9/01/32

      1,000 Private Colleges and            No Opt. Call       AAA    1,160,480
             Universities Authority,
             Georgia, Revenue Bonds
             (Mercer University
             Project), Series 1991,
             6.500%, 11/01/15

      8,000 Private Colleges and             6/09 at 102         A    7,242,480
             Universities Authority,
             Georgia, Student Housing
             Revenue Bonds (Mercer
             Housing Corporation
             Project), Tax-Exempt Series
             1999A, 5.375%, 6/01/31

        500 Private Colleges and             6/04 at 102       AAA      536,960
             Universities Authority,
             Georgia, Revenue Refunding
             Bonds (Spelman College
             Project), Series 1994,
             6.200%, 6/01/14

-------------------------------------------------------------------------------
            Healthcare - 9.8%

      5,000 Baldwin County Hospital         12/08 at 102       BBB    3,831,500
             Authority, Georgia, Revenue
             Bonds (Oconee Regional
             Medical Center),
             Series 1998, 5.375%,
             12/01/28

      4,200 Chatham County Hospital          7/11 at 101        A-    4,255,356
             Authority, Savannah,
             Georgia, Hospital Revenue
             Improvement Bonds (Memorial
             Health University Medical
             Center, Inc.), Series
             2001A, 6.125%, 1/01/24

      1,000 Coffee County Hospital          12/06 at 102       N/R      967,420
             Authority, Georgia, Revenue
             Anticipation Certificates
             (Coffee Regional Medical
             Center, Inc. Project),
             Series 1997A, 6.750%,
             12/01/16

      2,000 City of Dalton Development      No Opt. Call       AAA    2,065,000
             Authority, Georgia, Revenue
             Certificates (Hamilton
             Health Care System), Series
             1996, 5.500%, 8/15/26

      1,000 Hall County and the City of     10/05 at 102       AAA    1,047,830
             Gainesville Hospital
             Authority, Revenue
             Anticipation Certificates
             (Northeast Georgia
             Healthcare Project), Series
             1995, 6.000%, 10/01/20

      2,250 City of Royston Hospital         7/09 at 102       N/R    1,895,288
             Authority, Georgia, Revenue
             Anticipation Certificates
             (Ty Cobb Healthcare System,
             Inc. Project), Series 1999,
             6.500%, 7/01/27

-------------------------------------------------------------------------------
            Housing/Multifamily - 16.5%

            Housing Authority of the
            City of Atlanta, Georgia,
            Multifamily Housing Revenue
            Bonds (The Village at
            Castleberry Hill Project),
            GNMA Collateralized Series
            1999:
      1,500  5.300%, 2/20/29                 2/09 at 102       AAA    1,475,895
             (Alternative Minimum Tax)
      5,000  5.400%, 2/20/39                 2/09 at 102       AAA    4,925,100
             (Alternative Minimum Tax)

      1,840 Housing Authority of the         5/05 at 102        Aa    1,907,344
             City of Augusta, Georgia,
             Mortgage Revenue Refunding
             Bonds (FHA-Insured Mortgage
             Loan - River Glen
             Apartments Section 8
             Assisted Project), Series
             1995A, 6.500%, 5/01/27


--------------------------------------------------------------------------------
21

                 Portfolio of Investments
                 Nuveen Georgia Municipal Bond Fund (continued)
                 May 31, 2001

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Housing/Multifamily
            (continued)

 $    1,000 Housing Authority of County      1/05 at 102       AAA $  1,068,700
             of DeKalb, Georgia,
             Multifamily Housing Revenue
             Bonds (The Lakes at Indian
             Creek Apartments Project),
             Series 1994, 7.150%,
             1/01/25 (Alternative
             Minimum Tax)

      3,470 Housing Authority of County      1/06 at 102         A    3,572,469
             of DeKalb, Georgia,
             Multifamily Housing Revenue
             Bonds (Regency Woods I and
             II Project), Senior Series
             1996A, 6.500%, 1/01/26

      4,000 Housing Authority of Fulton      7/06 at 102       AAA    4,509,840
             County, Georgia,
             Multifamily Housing Revenue
             Bonds (Concorde Place
             Apartments Project), Series
             1996A, 6.375%, 1/01/27
             (Alternative Minimum Tax)

      4,715 Housing Authority of the         6/07 at 102       AAA    4,958,153
             City of Lawrenceville,
             Georgia, Multifamily
             Housing Revenue Bonds
             (Knollwood Park Apartments
             Project), Series 1997,
             6.250%, 12/01/29
             (Alternative Minimum Tax)

      1,295 Housing Authority of the        10/04 at 102       Aaa    1,348,289
             City of Macon, Georgia,
             Multifamily Mortgage
             Revenue Refunding Bonds
             (FHA-Insured Mortgage
             Loan - The Vistas), Series
             1994A, 6.450%, 4/01/26

-------------------------------------------------------------------------------
            Housing/Single Family - 9.4%

            Housing Authority of Fulton
            County, Georgia, Single
            Family Mortgage Revenue
            Bonds (GNMA Mortgage-Backed
            Securities Program),
            Series 1995A:
        230  6.550%, 3/01/18                 3/05 at 102       AAA      237,512
            (Alternative Minimum Tax)
         80  6.600%, 3/01/28                 3/05 at 102       AAA       82,334
            (Alternative Minimum Tax)

            Housing Authority of Fulton
            County, Georgia, Single
            Family Mortgage Revenue
            Refunding Bonds (GNMA
            Mortgage-Backed Securities
            Program), Series 1996A:
        415  6.125%, 9/01/18                 9/06 at 102       AAA      432,057
             (Alternative Minimum Tax)
        655  6.200%, 9/01/27                 9/06 at 102       AAA      680,617
             (Alternative Minimum Tax)

      1,215 Georgia Housing and Finance      6/04 at 102       AAA    1,253,054
             Authority, Single Family
             Mortgage Bonds (FHA-Insured
             or VA Guaranteed Mortgage
             Loans), 1994 Series A,
             6.500%, 12/01/17
             (Alternative Minimum Tax)

        865 Georgia Housing and Finance      3/05 at 102       AAA      898,527
             Authority, Single Family
             Mortgage Bonds, 1995
             Series A, Subseries A-2,
             6.400%, 12/01/15
             (Alternative Minimum Tax)

      1,400 Georgia Housing and Finance      6/05 at 102       AAA    1,465,254
             Authority, Single Family
             Mortgage Bonds, 1995
             Series B, Subseries B-2,
             6.550%, 12/01/27
             (Alternative Minimum Tax)

      3,245 Georgia Housing and Finance      6/06 at 102       AAA    3,348,029
             Authority, Single Family
             Mortgage Bonds, 1996
             Series A, Subseries A-2,
             6.450%, 12/01/27
             (Alternative Minimum Tax)

      4,000 Georgia Housing and Finance     12/10 at 100       AAA    4,032,680
             Authority, Single Family
             Mortgage Bonds,
             Series 2001A2, 5.700%,
             12/01/31 (Alternative
             Minimum Tax)

        945 Georgia Residential Finance     12/01 at 103       AA+      975,495
             Authority, Home Ownership
             Mortgage Bonds (FHA-Insured
             or VA Guaranteed Mortgage
             Loans), 1991 Series A,
             7.250%, 12/01/21
             (Alternative Minimum Tax)

         55 Georgia Residential Finance      6/01 at 101       AA+       55,653
             Authority, Single Family
             Mortgage Bonds (FHA-Insured
             or VA Guaranteed Mortgage
             Loans), 1988 Series B,
             8.000%, 12/01/16

-------------------------------------------------------------------------------
            Tax Obligation/Limited -
              20.3%

        570 Burke County Development         8/01 at 102         A      583,002
             Authority, Georgia,
             Industrial Development
             Revenue Bonds (Georgia Safe
             Corporation Project),
             Series 1991, 7.500%,
             2/01/11 (Alternative
             Minimum Tax)

      1,150 Burke County Economic           12/02 at 102         A    1,223,635
             Development Authority,
             Georgia, Revenue Bonds
             (Ritz Instrument
             Transformers, Inc.
             Project), Series 1991A,
             7.250%, 12/01/11
             (Alternative Minimum Tax)

      1,750 Butts County Association        12/04 at 102       AAA    1,943,200
             County Commissioners,
             Georgia, Certificates of
             Participation (Leasing
             Program - Georgia Public
             Purpose Project),
             Series 1994, 6.750%,
             12/01/14

      1,000 Clarke County Hospital           1/07 at 100       AAA      956,180
             Authority, Georgia,
             Hospital Revenue
             Certificates (Athens
             Regional Medical Center
             Project), Series 1996,
             5.000%, 1/01/27

      6,000 Clarke County Hospital           1/09 at 101       AAA    5,926,500
             Authority, Georgia,
             Hospital Revenue
             Certificates (Athens
             Regional Medical Center
             Project), Series 1999,
             5.250%, 1/01/29

      1,215 Clayton County Solid Waste       2/02 at 102        AA    1,260,550
             Management Authority,
             Georgia, Revenue Bonds,
             Series 1992A, 6.500%,
             2/01/12

      1,000 Downtown Smyrna Development      2/05 at 102       AAA    1,118,750
             Authority, Georgia, Revenue
             Bonds, Series 1994, 6.600%,
             2/01/17

      2,765 Metropolitan Atlanta Rapid      No Opt. Call       AA-    3,126,607
             Transit Authority, Georgia,
             Sales Tax Revenue Bonds,
             Refunding Series N, 6.250%,
             7/01/18

--------------------------------------------------------------------------------
22

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Tax Obligation/Limited
            (continued)

 $      500 Metropolitan Atlanta Rapid      No Opt. Call       AAA $    571,915
             Transit Authority, Georgia,
             Sales Tax Revenue Bonds,
             Refunding Series P, 6.250%,
             7/01/20

        125 Puerto Rico Infrastructure       7/01 at 100      BBB+      126,838
             Finance Authority, Special
             Tax Revenue Bonds,
             Series 1988A, 7.750%,
             7/01/08

      7,000 Rockdale County Water and        1/10 at 101       AAA    7,036,120
             Sewerage Authority,
             Georgia, Revenue Bonds,
             Series 1999A, 5.375%,
             7/01/29

      4,000 Upper Oconee Basin Water         7/08 at 102       AAA    3,977,320
             Authority, Georgia, Revenue
             Bonds, Series 1997, 5.250%,
             7/01/27

      1,250 Ware County Hospital             3/02 at 102       AAA    1,298,238
             Authority, Georgia, Revenue
             Anticipation Certificates
             (Satilla Park Hospital),
             Series 1992A, 6.625%,
             3/01/15

-------------------------------------------------------------------------------
            Transportation - 0.7%

      1,000 City of Atlanta, Georgia,        1/07 at 101       AAA    1,049,540
             Airport Facilities Revenue
             Refunding Bonds,
             Series 1996, 5.250%,
             1/01/10

-------------------------------------------------------------------------------
            U.S. Guaranteed - 14.2%

        505 Cherokee County Water and       No Opt. Call       AAA      657,939
             Sewerage Authority,
             Georgia, Revenue Bonds,
             Series 1985, 9.750%,
             8/01/09

        500 Colquitt County Hospital         3/02 at 102       AAA      524,415
             Authority, Georgia,
             Hospital Revenue
             Certificates, Series 1992,
             6.700%, 3/01/12
             (Pre-refunded to 3/01/02)

      1,000 City of Conyers, Georgia,        7/04 at 102       AAA    1,102,590
             Water and Sewerage Revenue
             Bonds, Series 1994A,
             6.600%, 7/01/15

        800 Downtown Marietta                1/02 at 102       Aaa      833,496
             Development Authority,
             Georgia, Revenue Bonds,
             Series 1992, 6.600%,
             1/01/19
             (Pre-refunded to 1/01/02)

            Fulco Hospital Authority,
            Revenue Anticipation
            Certificates (Georgia
            Baptist Health Care System
            Project), Series 1992A:
      3,000  6.250%, 9/01/13 (Pre-           9/02 at 102   Baa1***    3,173,970
             refunded to 9/01/02)
      2,600  6.375%, 9/01/22 (Pre-           9/02 at 102   Baa1***    2,754,726
             refunded to 9/01/02)

      2,250 Fulco Hospital Authority,        9/02 at 102   Baa1***    2,383,898
             Refunding Revenue
             Anticipation Certificates
             (Georgia Baptist Health
             Care System Project),
             Series 1992B, 6.375%,
             9/01/22 (Pre-refunded to
             9/01/02)

      1,650 Metropolitan Atlanta Rapid       7/04 at 102       AAA    1,844,123
             Transit Authority, Georgia,
             Sales Tax Revenue Bonds,
             Second Indenture Series,
             Series 1994A, 6.900%,
             7/01/20 (Pre-refunded to
             7/01/04)

            Peach County School
            District, Georgia, General
            Obligation School Bonds,
            Series 1994:
      1,015  6.300%, 2/01/14 (Pre-           2/05 at 102       AAA    1,125,168
             refunded to 2/01/05)
      3,810  6.400%, 2/01/19 (Pre-           2/05 at 102       AAA    4,236,530
             refunded to 2/01/05)

      1,500 Washington County School         1/05 at 102       AAA    1,687,680
             District, Georgia, General
             Obligation School Bonds,
             Series 1994, 6.875%,
             1/01/14 (Pre-refunded to
             1/01/05)

-------------------------------------------------------------------------------
            Utilities - 7.6%

      1,800 Development Authority of         1/04 at 101       AAA    1,957,032
             Appling County, Georgia,
             Pollution Control Revenue
             Bonds (Oglethorpe Power
             Corporation Hatch Project),
             Series 1994, 7.150%,
             1/01/21

      4,410 City of Fairburn, Georgia,      10/10 at 101       BBB    4,422,348
             Combined Utility Revenue
             Bonds, Series 2000, 5.750%,
             10/01/20

      1,500 Municipal Electric Authority     1/15 at 100         A    1,689,210
             of Georgia, General Power
             Revenue Bonds, 1992B
             Series, 6.375%, 1/01/16

      1,000 Municipal Electric Authority     1/10 at 100       AAA    1,069,080
            of Georgia, Power Revenue
            Bonds, Series Z, 5.500%,
            1/01/12

            Development Authority of
            Monroe County, Georgia,
            Pollution Control Revenue
            Bonds (Oglethorpe Power
            Corporation Scherer
            Project), Series 1992A:
        500  6.750%, 1/01/10                No Opt. Call         A      570,740
      1,000  6.800%, 1/01/12                No Opt. Call         A    1,144,980

-------------------------------------------------------------------------------
            Water and Sewer - 4.2%

            City of Brunswick, Georgia,
            Water and Sewerage Revenue
            Refunding and Improvement
            Bonds, Series 1992:
        500  6.000%, 10/01/11               No Opt. Call       AAA      562,060
        400  6.100%, 10/01/19               No Opt. Call       AAA      448,828

      2,000 Cherokee County Water and       No Opt. Call       AAA    2,093,079
             Sewerage Authority,
             Georgia, Water and Sewerage
             Revenue Bonds, Refunding
             and Improvements
             Series 1993, 5.500%,
             8/01/23


--------------------------------------------------------------------------------
23

                 Portfolio of Investments
                 Nuveen Georgia Municipal Bond Fund (continued)
                 May 31, 2001

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Water and Sewer (continued)

 $    1,500 Coweta County Water and          6/11 at 102       Aaa $  1,492,769
             Sewer Authority, Georgia,
             Revenue Bonds, Series 2001,
             5.250%, 6/01/26
             (WI, settling 6/05/01)

        250 DeKalb County, Georgia,         10/10 at 101        AA      250,392
             Water and Sewerage Bonds,
             Series 2000, 5.375%,
             10/01/35

      1,000 City of Milledgeville,          No Opt. Call       AAA    1,116,749
             Georgia, Water and Sewerage
             Revenue and Refunding
             Bonds, Series 1996, 6.000%,
             12/01/16

-------------------------------------------------------------------------------
 $  139,190 Total Investments (cost                                 141,868,658
             $137,411,192) - 98.8%
-------------------------------------------------------------------------------
------------
            Other Assets Less                                         1,745,483
             Liabilities - 1.2%
         ----------------------------------------------------------------------
            Net Assets - 100%                                      $143,614,141
         ----------------------------------------------------------------------

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the ear-liest optional call or redemption. There may be other call provi-sions at varying prices at later dates.
         ** Ratings (not covered by the report of independent public accoun-
            tants): Using the higher of Standard & Poor's or Moody's rating.
         *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-
             sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.
         (WI) Security purchased on a when-issued basis.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
24

                 Portfolio of Investments
                 Nuveen Louisiana Municipal Bond Fund
                 May 31, 2001

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Basic Materials - 6.0%

 $    1,000 Parish of DeSoto, Louisiana,     6/05 at 102      BBB+ $  1,024,340
             Environmental Improvement
             Revenue Refunding Bonds,
             1995 Series B
             (International Paper
             Company Project), 6.550%,
             4/01/19 (Alternative
             Minimum Tax)

      1,250 Parish of DeSoto, Louisiana,    11/08 at 101      BBB+    1,178,600
             Environmental Improvement
             Revenue Bonds, 1998 Series
             A (International Paper
             Company Project), 5.600%,
             11/01/22 (Alternative
             Minimum Tax)

      3,000 Parish of Natchitoches,         12/03 at 102        A-    2,884,320
             Louisiana, Solid Waste
             Disposal Revenue Bonds,
             Series 1993 (Willamette
             Industries Project),
             5.875%, 12/01/23
             (Alternative Minimum Tax)

      1,500 Parish of Saint Charles,        11/02 at 102         A    1,570,515
             Louisiana, Pollution
             Control Revenue Bonds,
             Series 1992 (Union Carbide
             Project), 7.350%, 11/01/22
             (Alternative Minimum Tax)

      1,000 Parish of St. John the          12/08 at 101      Baa1      928,870
             Baptist, Louisiana,
             Environmental Improvement
             Revenue Bonds, Refunding
             Series of 1998 (USX
             Corporation Project),
             5.350%, 12/01/13

-------------------------------------------------------------------------------
            Consumer Staples - 0.6%

        705 The Children's Trust Fund,       7/10 at 100       Aa3      736,817
             Tobacco Settlement Asset-
             Backed Bonds, Series 2000,
             6.000%,
             7/01/26 (DD, settling
             6/01/01)

-------------------------------------------------------------------------------
            Education and Civic
            Organizations - 1.5%

      1,500 Calacasieu Parish,               5/11 at 101       AAA    1,475,955
             Louisiana, Public Trust
             Authority, University
             Student Lease Revenue Bonds
             (McNeese State University
             Student Housing - Cowboy
             Facilities Inc. Project),
             Series 2001, 5.250%,
             5/01/33

        380 Louisiana Public Facilities      4/02 at 102        A+      398,578
             Authority, College and
             University Equipment and
             Capital Facilities Revenue
             Refunding Bonds (Loyola
             University Project), Series
             1992, 6.750%, 4/01/10

-------------------------------------------------------------------------------
            Energy - 3.0%

      1,000 Lake Charles, Louisiana,        12/02 at 102      BBB-    1,040,250
             Harbor and Terminal
             District, Port Facilities
             Refunding Revenue Bonds,
             Series 1992 (Occidental
             Petroleum Corporation
             Project), 7.200%, 12/01/20

        500 Louisiana Offshore Terminal      9/01 at 102         A      514,300
             Authority, Deepwater Port
             Refunding Revenue Bonds,
             First Stage Series 1991B
             (LOOP Inc. Project),
             7.200%, 9/01/08

        475 Louisiana Offshore Terminal      9/01 at 101         A      486,001
             Authority, Deepwater Port
             Refunding Revenue Bonds,
             First Stage Series E (LOOP
             Inc.), 7.600%, 9/01/10

        500 Louisiana Offshore Terminal     10/08 at 100         A      492,335
             Authority, Deepwater Port
             Refunding Revenue Bonds,
             Series 1998 (LOOP LLC
             Project), 5.200%, 10/01/18

      1,200 Parish of St. Bernard,          11/06 at 102       AAA    1,235,988
             Louisiana, Exempt Facility
             Revenue Bonds, Series 1996
             (Mobil Oil Corporation
             Project), 5.900%, 11/01/26
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
            Healthcare - 16.8%

      1,000 Louisiana Public Facilities      7/07 at 101       AAA    1,003,530
             Authority, Hospital Revenue
             and Refunding Bonds
             (Woman's Hospital
             Foundation Project), Series
             1997, 5.375%, 10/01/22

      1,800 Louisiana Public Facilities     No Opt. Call       AAA    1,892,988
             Authority, Hospital Revenue
             Bonds (Franciscan
             Missionaries of Our Lady
             Health System Project),
             Series 1998A, 5.750%,
             7/01/25

      5,000 Louisiana Public Facilities      1/08 at 102      BBB+    4,156,350
             Authority, Hospital Revenue
             and Refunding Bonds
             (Lincoln Health System
             Project), Series 1998,
             5.150%, 1/01/19

      2,300 Louisiana Public Facilities      8/09 at 101      BBB+    2,198,179
             Authority, Hospital Revenue
             Bonds (Touro Infirmary
             Project),
             Series 1999A, 5.625%,
             8/15/29

      1,325 Louisiana Public Facilities      5/02 at 102       AAA    1,376,582
             Authority, Revenue Bonds
             (Alton Ochsner Medical
             Foundation Project), Series
             1992-B, 6.500%, 5/15/22

      3,400 Louisiana Public Facilities     No Opt. Call       AA+    3,273,452
             Authority, Health
             Facilities Revenue
             Refunding Bonds (Sisters of
             Mercy Health System, St.
             Louis, Inc.), Series 1993A,
             5.000%, 6/01/19

      2,500 Louisiana Public Facilities     11/04 at 102       AAA    2,629,075
             Authority, Revenue Bonds
             (General Health, Inc.
             Project), Series 1994,
             6.375%, 11/01/24

        440 Louisiana Public Facilities      1/05 at 102       AAA      462,594
             Authority, Revenue Bonds
             (Mary Bird Perkins Cancer
             Center Project), Series
             1994, 6.200%, 1/01/19

--------------------------------------------------------------------------------
25

                 Portfolio of Investments
                 Nuveen Louisiana Municipal Bond Fund (continued)
                 May 31, 2001

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Healthcare (continued)

 $    2,180 St. Tammany Parish Hospital     10/04 at 102       AAA $  2,356,536
             Service District No. 2,
             State of Louisiana,
             Hospital Revenue Bonds,
             Series 1994, 6.250%,
             10/01/14

        885 Tangipahoa Parish Hospital       2/04 at 102       AAA      921,320
             Service District No. 1,
             State of Louisiana,
             Hospital Revenue Bonds,
             Series 1994, 6.250%,
             2/01/24

      1,000 Terrebonne Parish Hospital       4/08 at 102       AAA    1,000,480
             Service District No. 1,
             State of Louisiana,
             Hospital Revenue and
             Refunding Bonds (Terrebonne
             General Medical Center
             Project), Series 1998,
             5.375%, 4/01/28

-------------------------------------------------------------------------------
            Housing/Multifamily - 1.6%

        750 Lake Charles, Louisiana, Non    10/01 at 100       AAA      752,040
             Profit Housing Development
             Corporation, Mortgage
             Revenue Refunding Bonds
             (FHA-Insured Mortgage
             Loan - Section 8 Assisted
             Chateau Project), Series
             1990A,
             7.875%, 2/15/25

        735 Louisiana Public Facilities      6/03 at 103       AAA      770,956
             Authority, Revenue Bonds
             (Walmsley Housing
             Corporation), Series 1989A,
             7.500%, 6/01/21

        500 Louisiana Public Facilities     11/01 at 102        AA      514,580
             Authority, Multifamily
             Housing Revenue Bonds (VOA
             National Housing
             Corporation Projects),
             Series 1991, 7.750%,
             11/01/16

-------------------------------------------------------------------------------
            Housing/Single Family -
             13.8%

      1,500 Calcasieu Parish, Louisiana,     4/11 at 105       Aaa    1,560,660
             Public Trust Authority,
             Single Family Mortgage
             Revenue Refunding Bonds,
             Series 2001A, 6.050%,
             4/01/32

      2,235 East Baton Rouge Mortgage       10/07 at 102       Aaa    2,289,422
             Finance Authority, Single
             Family Mortgage Revenue
             Refunding Bonds (GNMA and
             FNMA Mortgage-Backed
             Securities Program), Series
             1997D, 5.900%, 10/01/30
             (Alternative Minimum Tax)

      2,125 Jefferson Parish, Louisiana,     6/10 at 105       Aaa    2,417,825
             Home Mortgage Authority,
             Single Family Mortgage
             Revenue Bonds, Series
             2000C-1, 7.250%, 6/01/32
             (Alternative Minimum Tax)

        180 Louisiana Housing Finance        6/05 at 102       Aaa      185,657
             Agency, Single Family
             Mortgage Revenue Bonds,
             Series 1995A-2,
             6.550%, 12/01/26
             (Alternative Minimum Tax)

            Louisiana Housing Finance
            Agency, Single Family
            Mortgage Revenue Bonds (Tax
            Exempt Bonds), Series 1997B-
            2:
        960  5.600%, 6/01/17                 6/07 at 102       Aaa      943,104
             (Alternative Minimum Tax)
      1,370  5.500%, 12/01/22                6/07 at 102       Aaa    1,332,983

      1,250 Louisiana Housing Finance        6/10 at 101       Aaa    1,406,288
             Agency, Single Family
             Mortgage Revenue Bonds
             (Homeownership Program),
             Series 2000D-2, 7.050%,
             6/01/31 (Alternative
             Minimum Tax)

      1,000 Louisiana Public Facilities      8/07 at 102       Aaa    1,017,500
             Authority, Single Family
             Mortgage Revenue Refunding
             Bonds, Series 1997B,
             5.750%, 8/01/31

        375 New Orleans, Louisiana, Home     7/01 at 101       Aaa      377,963
             Mortgage Authority, Single
             Family Mortgage Revenue
             Bonds, Series
             1988-C1, 7.750%, 12/01/22
             (Alternative Minimum Tax)

      1,000 New Orleans, Louisiana, Home    12/06 at 102       Aaa    1,027,940
             Mortgage Authority, Single
             Family Mortgage Revenue
             Bonds, Series 1996A,
             6.100%, 12/01/29
             (Alternative Minimum Tax)

      1,000 New Orleans, Louisiana, Home    12/07 at 102       Aaa    1,014,700
             Mortgage Authority, Single
             Family Mortgage Revenue
             Bonds, Series 1997A,
             5.850%, 12/01/30
             (Alternative Minimum Tax)

      1,000 New Orleans, Louisiana, Home    12/08 at 101       Aaa      963,150
             Mortgage Authority, Single
             Family Mortgage Revenue
             Refunding Bonds, Series
             1998B-2, 5.200%, 12/01/21
             (Alternative Minimum Tax)

            Rapides, Louisiana, Finance
            Authority, Single Family
            Mortgage Revenue Refunding
            Bonds (GNMA and Fannie Mae
            Mortgage-Backed Securities
            Program), Series 1998B:
        800  5.350%, 6/01/26                 6/08 at 102       Aaa      795,200
      1,990  5.450%, 12/01/30                6/08 at 102       Aaa    1,942,101
             (Alternative Minimum Tax)

         72 St. Bernard Parish,             No Opt. Call        A1       77,053
             Louisiana, Home Mortgage
             Authority, Single Family
             Mortgage Revenue Refunding
             Bonds, 1991 Series A,
             8.000%, 3/25/12

-------------------------------------------------------------------------------
            Long-Term Care - 4.0%

      3,000 Louisiana Housing Finance        9/05 at 103       AAA    3,222,720
             Agency, Mortgage Revenue
             Bonds (GNMA Collateralized
             Mortgage Loan -
             St. Dominic Assisted Care
             Facility), Series 1995,
             6.950%, 9/01/36


--------------------------------------------------------------------------------
26

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Long-Term Care (continued)

 $    1,740 Louisiana Housing Finance        1/04 at 101       AAA $  1,814,507
             Agency, Mortgage Revenue
             Bonds (GNMA Collateralized
             Mortgage Loan - Villa Maria
             Retirement Center Project),
             Series 1993, 7.100%,
             1/20/35

-------------------------------------------------------------------------------
            Tax Obligation/General -
             7.5%

            City of New Orleans,
             Louisiana, General
             Obligation Refunding Bonds,
             Series 1991:
      2,000  0.000%, 9/01/10                No Opt. Call       AAA    1,293,180
      2,800  0.000%, 9/01/15                No Opt. Call       AAA    1,325,016

     13,875 Orleans Parish School Board,    No Opt. Call       AAA    6,770,168
             Louisiana, Public School
             Refunding Bonds, Series
             1991, 0.000%, 2/01/15

-------------------------------------------------------------------------------
            Tax Obligation/Limited -
             24.0%

      1,000 Jefferson Sales Tax             12/02 at 100       AAA    1,053,460
             District, Parish of
             Jefferson, Louisiana,
             Special Sales Tax Revenue
             Bonds, Series 1991B,
             6.750%, 12/01/06

      3,000 Louisiana Local Government      No Opt. Call       AAA    2,778,510
             Environmental Facilities
             and Community Development
             Authority, Revenue Bonds
             (Capital Projects and
             Equipment Acquisition
             Program), Series 1999,
             4.500%, 12/01/18

      5,250 Louisiana Local Government      No Opt. Call       AAA    6,011,040
             Environmental Facilities
             and Community Development
             Authority, Revenue Bonds
             (Capital Projects and
             Equipment Acquisition
             Program), Series 2000A,
             6.300%, 7/01/30

      1,000 Louisiana Office Facilities      3/09 at 101       AAA    1,009,340
             Corporation, Lease Revenue
             Bonds (Louisiana State
             Capitol Complex Program),
             Series 1999A, 5.250%,
             3/01/18

      1,870 Louisiana Stadium and            7/09 at 102       AAA    1,729,582
             Exposition District, Hotel
             Occupancy Tax Refunding
             Bonds, Series 1998B,
             4.750%, 7/01/21

      1,500 Louisiana Office Facilities     12/01 at 103      BBB+    1,571,805
             Corporation (Non Profit
             Corporation), Capital
             Facilities Bonds (Statewide
             Lease/Purchase Program),
             Series 1990, 7.750%,
             12/01/10

      7,700 Puerto Rico Highway and          7/16 at 100         A    7,331,016
             Transportation Authority,
             Highway Revenue Bonds,
             Series Y of 1996,
             5.000%, 7/01/36

            Puerto Rico Highway and
             Transportation Authority,
             Transportation Revenue
             Bonds, Series B:
      3,000  6.500%, 7/01/27                 7/10 at 101         A    3,374,730
      1,000  5.875%, 7/01/35                 7/10 at 101       AAA    1,076,310

      1,000 Board of Supervisors of the      9/09 at 102       AAA    1,093,670
             University of Louisiana
             System, Lease Revenue Bonds
             (University of Louisiana at
             Lafayette Cajundome
             Convention Center Project),
             Series 2000, 6.250%,
             9/01/29

      3,000 Virgin Islands Public           10/10 at 101      BBB-    3,213,090
             Finance Authority, Revenue
             Bonds (Virgin Islands Gross
             Receipts Taxes Loan Note),
             Series 1999A, 6.375%,
             10/01/19

-------------------------------------------------------------------------------
            Transportation - 2.1%

        505 New Orleans, Louisiana,         10/07 at 102       AAA      504,818
             Aviation Board Revenue
             Bonds, Series 1997B-1,
             5.450%, 10/01/27
             (Alternative Minimum Tax)

      2,100 City of Shreveport,              1/08 at 102       AAA    2,076,459
             Louisiana, Airport System
             Revenue Bonds, Series
             1997A, 5.375%, 1/01/28
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
            U.S. Guaranteed - 8.9%

        645 Louisiana Public Facilities     11/01 at 100       AAA      771,691
             Authority, Hospital Revenue
             Refunding Bonds (Southern
             Baptist Hospitals, Inc.
             Project), Series 1986,
             8.000%, 5/15/12

      1,125 Louisiana Public Facilities     10/02 at 102     A2***    1,206,259
             Authority, Hospital Revenue
             Bonds (Woman's Hospital
             Foundation Project),
             Series 1992, 7.250%,
             10/01/22 (Pre-refunded to
             10/01/02)

      2,000 Louisiana Public Facilities     10/02 at 102       AAA    2,129,820
             Authority, Hospital Revenue
             Refunding Bonds (Lafayette
             General Medical Center
             Project), Series 1992,
             6.500%, 10/01/22 (Pre-
             refunded to 10/01/02)

     10,000 Louisiana Public Facilities     No Opt. Call       AAA    3,704,800
             Authority, Revenue Bonds,
             Custodial Receipts
             (Walmsley Housing), Series
             1990B, 0.000%, 12/01/19

      1,900 City of New Orleans Audubon      4/02 at 102    N/R***    2,016,109
             Park Commission, Aquarium
             Revenue Bonds, Series 1992,
             8.000%, 4/01/12 (Pre-
             refunded to 4/01/02)


--------------------------------------------------------------------------------
27

                 Portfolio of Investments
                 Nuveen Louisiana Municipal Bond Fund (continued)
                 May 31, 2001

 Principal
    Amount                                 Optional Call                 Market
     (000) Description                       Provisions* Ratings**        Value
-------------------------------------------------------------------------------
           U.S. Guaranteed (continued)

  $  1,000 Puerto Rico Infrastructure       10/10 at 101       AAA $  1,041,120
            Financing Authority, Special
            Obligation Bonds, 2000
            Series A, 5.500%, 10/01/20

       240 Shreveport, Louisiana, Home      No Opt. Call       Aaa      265,253
            Mortgage Authority, Single
            Family Mortgage Revenue
            Bonds, Series 1979A, 6.750%,
            9/01/10

-------------------------------------------------------------------------------
           Utilities - 7.6%

     3,000 Lake Charles, Louisiana,          8/02 at 103        A3    3,191,910
            Harbor and Terminal
            District, Port Facilities
            Revenue Refunding Bonds
            (Trunkline LNG Company
            Project - Panhandle Eastern
            Corporation), Series 1992,
            7.750%, 8/15/22

       750 Puerto Rico Electric Power        7/10 at 101       AAA      755,513
            Authority, Power Revenue
            Bonds, Series HH, 5.250%,
            7/01/29

     1,000 St. Charles Parish,              11/02 at 102       BBB      975,390
            Louisiana, Environmental
            Improvement Revenue Bonds
            (Louisiana Power and Light
            Company Project), Series
            1993A, 6.200%, 5/01/23
            (Alternative Minimum Tax)

     2,000 St. Charles Parish,               7/04 at 102       BBB    2,095,620
            Louisiana, Environmental
            Improvement Revenue Bonds
            (Louisiana Power and Light
            Company Project), Series
            1994A, 6.875%, 7/01/24
            (Alternative Minimum Tax)

     1,000 St. Charles Parish,              11/01 at 101      BBB-      975,190
            Louisiana, Environmental
            Revenue Bonds (Louisiana
            Power and Light Company
            Project), Series 1995,
            6.375%, 11/01/25
            (Alternative Minimum Tax)

     1,500 St. Charles Parish,              12/02 at 102       BBB    1,554,794
            Louisiana, Solid Waste
            Disposal Revenue Bonds
            (Louisiana Power and Light
            Company Project), Series
            1992A, 7.000%, 12/01/22
            (Alternative Minimum Tax)

-------------------------------------------------------------------------------
           Water and Sewer - 1.3%

     1,500 Louisiana Public Facilities       2/03 at 101        AA    1,575,899
            Authority, Revenue Bonds,
            Series 1992 (Baton Rouge
            Water Works Company
            Project), 6.400%, 2/01/10
            (Alternative Minimum Tax)

-------------------------------------------------------------------------------
  $137,682 Total Investments (cost                                  124,135,866
            $119,602,164) - 98.7%
-------------------------------------------------------------------------------
------------
           Other Assets Less                                          1,584,549
            Liabilities - 1.3%
         ----------------------------------------------------------------------
           Net Assets - 100%                                       $125,720,415
         ----------------------------------------------------------------------

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the ear-liest optional call or redemption. There may be other call provi-sions at varying prices at later dates.
         ** Ratings (not covered by the report of independent public accoun-
            tants): Using the higher of Standard & Poor's or Moody's rating.
         *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-
             sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.
         (DD) Security purchased on a delayed delivery basis.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
28

                 Portfolio of Investments
                 Nuveen North Carolina Municipal Bond Fund
                 May 31, 2001

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Basic Materials - 8.9%

 $    1,400 Haywood County Industrial        9/05 at 102      Baa1 $  1,414,952
             Facilities and Pollution
             Control Financing
             Authority, North
             Carolina, Environmental
             Improvement Revenue Bonds
             (Champion International
             Corporation Project),
             Series 1995, 6.250%,
             9/01/25 (Alternative
             Minimum Tax)

      4,000 Haywood County Industrial       10/03 at 102      BBB+    3,835,800
             Facilities and Pollution
             Control Financing
             Authority, North
             Carolina, Solid Waste
             Disposal Revenue Bonds
             (Champion International
             Corporation Project),
             Series 1993,
             5.500%, 10/01/18
             (Alternative Minimum Tax)

      3,100 Haywood County Industrial        3/06 at 102      Baa1    3,106,510
             Facilities and Pollution
             Control Financing
             Authority, North
             Carolina, Solid Waste
             Disposal Refunding
             Revenue Bonds (Champion
             International Corporation
             Project), Series 1995,
             6.000%, 3/01/20

      1,900 Martin County Industrial         9/01 at 103         A    1,964,961
             Facilities and Pollution
             Control Financing
             Authority, North
             Carolina, Solid Waste
             Disposal Revenue Bonds
             (Weyerhaeuser Company
             Project), Series 1991,
             7.250%, 9/01/14
             (Alternative Minimum Tax)

      6,000 Martin County Industrial         5/04 at 102         A    6,234,960
             Facilities and Pollution
             Control Financing
             Authority, North
             Carolina, Solid Waste
             Disposal Revenue Bonds
             (Weyerhaeuser Company
             Project), Series 1994,
             6.800%, 5/01/24
             (Alternative Minimum Tax)

      1,000 Martin County Industrial        11/05 at 102         A      996,260
             Facilities and Pollution
             Control Financing
             Authority, North
             Carolina, Solid Waste
             Disposal Revenue Bonds
             (Weyerhaeuser Company
             Project), Series 1995,
             6.000%, 11/01/25
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
            Education and Civic
            Organizations - 5.2%

            North Carolina Educational
            Facilities Finance Agency,
            Revenue Bonds (High Point
            College Project),
            Series 1989:
        165  7.050%, 12/01/05            6/01 at 101 1/2        A3      167,949
        175  7.100%, 12/01/06            6/01 at 101 1/2        A3      178,134

      4,220 North Carolina Educational      10/06 at 102       AA+    4,203,415
             Facilities Finance
             Agency, Refunding Revenue
             Bonds (Duke University
             Project), Series 1996B,
             5.000%, 10/01/17

      1,000 North Carolina State             7/05 at 102         A    1,033,010
             Education Assistance
             Authority, Guaranteed
             Student Loan Revenue
             Bonds (Subordinate Lien),
             1995 Series A, 6.300%,
             7/01/15 (Alternative
             Minimum Tax)

            University of North
            Carolina at Chapel Hill,
            Utilities Systems Revenue
            Refunding Bonds,
            Series 1997:
      4,000  0.000%, 8/01/15                No Opt. Call       Aa1    1,919,640
      4,265  0.000%, 8/01/18                No Opt. Call       Aa1    1,693,333
      2,750  0.000%, 8/01/20                No Opt. Call       Aa1      968,440

-------------------------------------------------------------------------------
            Energy - 1.9%

      3,600 New Hanover County               7/02 at 102      BBB-    3,689,028
             Industrial Facilities and
             Pollution Control
             Financing Authority,
             North Carolina, Revenue
             Refunding Bonds
             (Occidental Petroleum
             Corporation Project),
             Series 1992, 6.700%,
             7/01/19

-------------------------------------------------------------------------------
            Healthcare - 22.5%

      5,500 Charlotte-Mecklenburg            1/06 at 102        AA    5,629,635
             Hospital Authority, North
             Carolina, Health Care
             System Revenue Refunding
             Bonds, Series A, 5.875%,
             1/15/26

      6,000 Charlotte-Mecklenburg            1/07 at 102        AA    5,763,480
             Hospital Authority (Doing
             Business as Carolina
             Healthcare System), North
             Carolina, Health Care
             System Revenue Bonds,
             Series 1997A, 5.125%,
             1/15/22

      4,000 County of Cumberland,           10/09 at 101        A-    3,626,040
             North Carolina, Hospital
             Facility Revenue Bonds
             (Cumberland County
             Hospital System Inc. -
              Cape Fear Valley Health
             System), Series 1999,
             5.250%, 10/01/29

      4,500 North Carolina Medical           6/08 at 101        AA    3,954,825
             Care Commission, Health
             Care Facilities Revenue
             Bonds (Duke University
             Health System),
             Series 1998A, 4.750%,
             6/01/28

            North Carolina Medical
            Care Commission, Health
            Care Facilities Revenue
            Bonds (Scotland Memorial
            Hospital Project),
            Series 1999:
        625  5.500%, 10/01/19               10/08 at 102        AA      630,169
      1,385  5.500%, 10/01/29               10/08 at 102        AA    1,368,228

     10,500 North Carolina Medical          10/11 at 101       AAA    9,913,260
             Care Commission, Health
             Care Facilities Revenue
             Bonds (WakeMed Project),
             Series 2001, 5.000%,
             10/01/32


--------------------------------------------------------------------------------
29

                 Portfolio of Investments
                 Nuveen North Carolina Municipal Bond Fund (continued) May 31, 2001

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Healthcare (continued)

 $    2,000 North Carolina Medical          10/08 at 101       AAA $  1,919,260
             Care Commission, Hospital
             Revenue Bonds (Mission-
             St. Joseph's Health
             System), Series 1998,
             5.125%, 10/01/28

      3,500 North Carolina Medical           6/09 at 102         A    3,600,870
             Care Commission, Hospital
             Revenue Bonds
             (Southeastern Regional
             Medical Center),
             Series 1999, 6.250%,
             6/01/29

      2,500 Surry County Northern           10/01 at 102      BBB-    2,501,675
             Hospital District, North
             Carolina, Health Care
             Facilities Revenue
             Refunding Bonds,
             Series 1991, 7.875%,
             10/01/21

      5,750 Board of Governors of the        2/06 at 102        AA    5,560,308
             University of North
             Carolina, University of
             North Carolina Hospitals
             at Chapel Hill, Revenue
             Bonds, Series 1996,
             5.250%, 2/15/26

-------------------------------------------------------------------------------
            Housing/Multifamily - 0.3%

        620 North Carolina Housing           7/02 at 102       Aa2      651,738
             Finance Agency,
             Multifamily Revenue
             Refunding Bonds, 1992
             Refunding Bond
             Resolution, Series B,
             6.900%, 7/01/24

-------------------------------------------------------------------------------
            Housing/Single Family -
             20.6%

      7,245 North Carolina Housing           7/09 at 100        AA    7,305,423
             Finance Agency, Home
             Ownership Revenue Bonds,
             1998 Trust Agreement,
             Series 5A, 5.625%,
             7/01/30 (Alternative
             Minimum Tax)

            North Carolina Housing
            Finance Agency, Single
            Family Revenue Bonds,
            Series Y, 1985 Resolution:
      1,750  6.300%, 9/01/15                 9/04 at 102        AA    1,810,498
      1,570  6.350%, 3/01/18                 9/04 at 102        AA    1,623,474

      3,270 North Carolina Housing           7/09 at 100        AA    3,414,109
             Finance Agency, Home
             Ownership Revenue Bonds,
             Series 6A, 1998 Trust
             Agreement, 6.200%,
             1/01/29

      1,650 North Carolina Housing           3/05 at 102        AA    1,728,573
             Finance Agency, Single
             Family Revenue Bonds,
             Series BB, 1985
             Resolution, 6.500%,
             9/01/26 (Alternative
             Minimum Tax)

      3,125 North Carolina Housing           3/05 at 102        AA    3,181,969
             Finance Agency, Single
             Family Revenue Bonds,
             Series DD, 1985
             Resolution, 6.200%,
             9/01/27 (Alternative
             Minimum Tax)

      4,270 North Carolina Housing           3/06 at 102        AA    4,359,030
             Finance Agency, Single
             Family Revenue Bonds,
             Series LL, 1985
             Resolution, 6.200%,
             3/01/26 (Alternative
             Minimum Tax)

      2,000 North Carolina Housing           7/10 at 100       AAA    1,974,380
             Finance Agency, Home
             Ownership Program Bonds,
             Series 10A, 1998 Trust
             Agreement, 5.400%,
             7/01/32 (Alternative
             Minimum Tax)

      2,500 North Carolina Housing       3/07 at 101 1/2        AA    2,554,375
             Finance Agency, Single
             Family Revenue Bonds,
             Series RR, 1985
             Resolution, 5.850%,
             9/01/28 (Alternative
             Minimum Tax)

      1,635 North Carolina Housing           3/08 at 101        AA    1,622,754
             Finance Agency, Single
             Family Revenue Bonds,
             Series VV, 1985
             Resolution, 5.250%,
             3/01/17 (Alternative
             Minimum Tax)

      2,500 North Carolina Housing           7/08 at 101        AA    2,462,175
             Finance Agency, Home
             Ownership Revenue Bonds,
             Series 2A, 1998 Trust
             Agreement, 5.250%,
             7/01/26 (Alternative
             Minimum Tax)

      4,370 North Carolina Housing           1/09 at 101        AA    4,214,428
             Finance Agency, Home
             Ownership Revenue Bonds,
             Series 3A, 1998 Trust
             Agreement, 5.200%,
             7/01/26 (Alternative
             Minimum Tax)

      3,965 North Carolina Housing           1/09 at 100        AA    3,931,099
             Finance Agency, Home
             Ownership Revenue Bonds,
             Series 4A, 1998 Trust
             Agreement, 5.300%,
             7/01/26 (Alternative
             Minimum Tax)

        375 Winston Salem, North         9/01 at 101 1/2        A1      381,255
             Carolina, Single Family
             Mortgage Revenue Bonds,
             Series 1990, 8.000%,
             9/01/07 (Alternative
             Minimum Tax)

-------------------------------------------------------------------------------
            Industrial/Other - 0.7%

      1,400 Gaston County, North            11/01 at 103       N/R    1,447,964
             Carolina, Industrial
             Facilities and Pollution
             Control Financing
             Authority, Industrial
             Development Revenue
             Bonds, Series 1985
             (ABB-Combustion
             Engineering Inc.),
             8.850%, 11/01/15

-------------------------------------------------------------------------------
            Tax Obligation/Limited -
             15.6%

        500 City of Asheville, North         2/02 at 102        A1      520,425
             Carolina, Certificates of
             Participation,
             Series 1992, 6.500%,
             2/01/08

      1,000 City of Charlotte, North         4/05 at 102       AAA    1,026,420
             Carolina, General
             Obligation Water and
             Sewer Bonds, Series 1995,
             5.400%, 4/01/20


--------------------------------------------------------------------------------
30

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Tax Obligation/Limited
            (continued)

 $    1,830 City of Charlotte, North         4/05 at 102       AAA $  1,878,349
             Carolina, General
             Obligation Water and Sewer
             Bonds, Series 1995A,
             5.400%, 4/01/20

      3,000 City of Charlotte, North        12/10 at 101       AA+    3,056,310
             Carolina, Certificates of
             Participation, Series 2000B
             (Convention Facilities
             Project), 5.500%, 12/01/25

      1,975 City of Charlotte, North         6/10 at 101       AA+    2,010,728
             Carolina, Certificates of
             Participation, Series 2000D
             (Public Safety Facilities
             Project), 5.500%, 6/01/25

        600 City of Durham, North            6/05 at 102        AA      628,002
            Carolina, Certificates of
            Participation, Series 1995,
            5.800%, 6/01/15

            County of Harnett, North
            Carolina, Certificates of
            Participation, Series 1994
            (Harnett County Projects):
      1,000  6.200%, 12/01/06               12/04 at 102       AAA    1,090,490
      1,750  6.200%, 12/01/09               12/04 at 102       AAA    1,883,280
        500  6.400%, 12/01/14               12/04 at 102       AAA      546,075

            County of Pitt, North
            Carolina, Certificates of
            Participation, Series 1997A
            (Pitt County Public
            Facilities Project):
      1,250  5.550%, 4/01/12                 4/07 at 102       AAA    1,327,700
      1,000  5.850%, 4/01/17                 4/07 at 102       AAA    1,057,580

            Puerto Rico Highway and
            Transportation Authority,
            Highway Revenue Bonds,
            Series Y of 1996:
      2,000  5.500%, 7/01/36                 7/16 at 100       AAA    2,078,240
     10,000  5.500%, 7/01/36                 7/16 at 100         A   10,203,300

        555 Puerto Rico Infrastructure       7/01 at 100      BBB+      563,159
             Finance Authority, Special
             Tax Revenue Bonds,
             Series 1988A, 7.750%,
             7/01/08

            Town of Ramseur, North
            Carolina, General Obligation
            Water Refunding Bonds,
            Series 1997:
        120  5.750%, 6/01/18                 6/07 at 102       N/R      124,091
        125  5.750%, 6/01/19                 6/07 at 102       N/R      128,935
        125  5.750%, 6/01/20                 6/07 at 102       N/R      128,675
        130  5.750%, 6/01/21                 6/07 at 102       N/R      133,485
        105  5.750%, 6/01/22                 6/07 at 102       N/R      107,652

        715 County of Stokes, North          9/01 at 102       AAA      731,567
             Carolina, Certificates of
             Participation, Series 1991,
             7.000%, 3/01/06

      1,410 County of Union, North           4/03 at 102       AAA    1,495,996
             Carolina, Certificates of
             Participation, Series 1992,
             6.375%, 4/01/12

-------------------------------------------------------------------------------
            Transportation - 5.0%

      6,000 City of Charlotte, North         7/09 at 101       AAA    6,332,460
             Carolina, Airport Revenue
             Bonds, Series 1999B,
             6.000%, 7/01/28
             (Alternative Minimum Tax)

        710 Piedmont Triad Airport           7/09 at 101       AAA      751,507
             Authority, North Carolina,
             Airport Revenue Bonds,
             Series 1999B, 6.000%,
             7/01/21 (Alternative
             Minimum Tax)

      3,000 Raleigh-Durham Airport           5/11 at 101       Aaa    2,849,460
             Authority, Airport Revenue
             Bonds, Series 2001A,
             5.000%, 11/01/31

-------------------------------------------------------------------------------
            U.S. Guaranteed - 4.9%

        125 Asheville, North Carolina,      11/09 at 100    N/R***      156,963
             Housing Development
             Corporation, First Lien
             Revenue Bonds, Series 1980,
             10.500%, 5/01/11
             (Pre-refunded to 11/01/09)

      1,500 County of Buncombe, North       12/02 at 102     A+***    1,604,970
             Carolina, Certificates of
             Participation (1992
             Buncombe County Project),
             6.625%, 12/01/10
             (Pre-refunded to 12/01/02)

            Coastal Regional Solid Waste
            Management Authority, North
            Carolina, Solid Waste System
            Revenue Bonds, Series 1992:
      1,000  6.300%, 6/01/04                 6/02 at 102     A3***    1,053,200
             (Pre-refunded to 6/01/02)
      1,000  6.500%, 6/01/08 (Pre-           6/02 at 102     A3***    1,055,160
             refunded to 6/01/02)

      1,000 City of Durham, North           12/01 at 102    Aa3***    1,039,430
             Carolina, Certificates of
             Participation, Series 1991,
             6.750%, 12/01/11 (Pre-
             refunded to 12/01/01)

        995 North Carolina Eastern           1/02 at 100       AAA    1,159,991
             Municipal Power Agency,
             Power System Revenue Bonds,
             Refunding Series 1991A,
             6.500%, 1/01/18

         35 North Carolina Medical Care     No Opt. Call       AAA       39,756
             Commission, Hospital
             Revenue Bonds (Memorial
             Mission Hospital Project),
             Series A, 7.625%, 10/01/08

      1,000 North Carolina Medical Care      2/02 at 102   Baa3***    1,051,030
             Commission, Hospital
             Revenue Bonds (Annie Penn
             Memorial Hospital Project),
             Series 1991, 7.500%,
             8/15/21 (Pre-refunded to
             2/15/02)


--------------------------------------------------------------------------------
31

                 Portfolio of Investments
                 Nuveen North Carolina Municipal Bond Fund (continued) May 31, 2001

  Principal
     Amount                               Optional Call                 Market
      (000) Description                     Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            U.S. Guaranteed (continued)

            North Carolina Medical Care
            Commission, Hospital
            Revenue Bonds (Halifax
            Memorial Hospital Project),
            Series 1992:
 $    1,275  6.750%, 8/15/14 (Pre-          8/02 at 102   Baa1*** $  1,354,841
             refunded to 8/15/02)
      1,000  6.750%, 8/15/24 (Pre-          8/02 at 102   Baa1***    1,062,620
             refunded to 8/15/02)

-------------------------------------------------------------------------------
            Utilities - 11.6%

      1,845 City of Fayetteville, North     3/05 at 102       AAA    1,863,524
             Carolina, Public Works
             Commission, Revenue Bonds,
             Series 1995A,
             5.250%, 3/01/16

      2,000 City of Greenville, North       9/04 at 102        A+    2,102,140
             Carolina, Greenville
             Utilities Commission,
             Combined Enterprise System
             Revenue Bonds, Series
             1994, 6.000%, 9/01/16

      5,300 North Carolina Eastern         No Opt. Call       AAA    5,857,560
             Municipal Power Agency,
             Power System Revenue
             Bonds, Refunding Series
             1993B, 6.000%, 1/01/18

      5,000 North Carolina Eastern          1/10 at 101       BBB    5,284,900
             Municipal Power Agency,
             Power System Revenue
             Bonds, Series 1999D,
             6.750%, 1/01/26

      1,000 North Carolina Municipal        1/03 at 100      BBB+    1,000,690
             Power Agency Number 1,
             Catawba Electric Revenue
             Bonds, Series 1992,
             5.750%, 1/01/15

      5,665 North Carolina Municipal        1/10 at 101      BBB+    5,919,188
             Power Agency Number 1,
             Catawba Electric Revenue
             Bonds, Series 1999B,
             6.500%, 1/01/20

        870 City of Shelby, North           5/05 at 102        A-      881,118
             Carolina, Combined
             Enterprise System Revenue
             Bonds, Series 1995A,
             5.500%, 5/01/17

-------------------------------------------------------------------------------
            Water and Sewer - 3.9%

      4,500 City of Charlotte, North        6/10 at 101       AAA    4,501,754
             Carolina, Water and Sewer
             System Revenue Bonds,
             Series 2000, 5.250%,
             6/01/25

      2,000 City of Charlotte, North        6/11 at 101       AAA    1,969,519
             Carolina, Water and Sewer
             System Revenue Bonds,
             Series 2001, 5.125%,
             6/01/26 (WI, settling
             6/07/01)

      1,000 County of Dare, North           6/08 at 102       AAA      917,559
             Carolina, Utilities System
             Revenue Bonds, Series
             1998A, 4.750%, 6/01/24

        257 Woodfin Treatment Facility,    No Opt. Call       N/R      258,594
             Inc., North Carolina,
             Proportionate Interest
             Certificates, 5.500%,
             12/01/03

-------------------------------------------------------------------------------
 $  203,847 Total Investments (cost                                199,325,779
             $193,279,558) - 101.1%
-------------------------------------------------------------------------------
------------
            Other Assets Less                                       (2,226,819)
             Liabilities - (1.1)%
         ----------------------------------------------------------------------
            Net Assets - 100%                                     $197,098,960
         ----------------------------------------------------------------------

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the ear-liest optional call or redemption. There may be other call provi-sions at varying prices at later dates.
         ** Ratings (not covered by the report of independent public accoun-
            tants): Using the higher of Standard & Poor's or Moody's rating.
         *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-
             sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.
         (WI) Security purchased on a when-issued basis.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
32

                 Portfolio of Investments
                 Nuveen Tennessee Municipal Bond Fund
                 May 31, 2001

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Basic Materials - 10.8%

 $    3,000 The Industrial Development       7/03 at 103       AA- $  3,148,290
             Board of the City of
             Chattanooga, Tennessee,
             Pollution Control Revenue
             Bonds, Series 1982A (E.I.
             du Pont de Nemours &
             Company), 6.350%, 7/01/22

     12,000 The Industrial Development       5/04 at 102       AA-   12,684,240
             Board of County of
             Humphreys, Tennessee,
             Solid Waste Disposal
             Facility Bonds, Series
             1994 (E.I. du Pont de
             Nemours & Company
             Project), 6.700%, 5/01/24
             (Alternative Minimum Tax)

     10,000 The Industrial Development       9/01 at 102       BBB   10,209,200
             Board of the County of
             McMinn, Tennessee,
             Pollution Control
             Facilities Revenue Bonds
             (Construction Bonds),
             Series 1991 (Calhoun
             Newsprint Company
             Project - Bowater
             Incorporated Obligor),
             7.625%, 3/01/16
             (Alternative Minimum Tax)

      4,950 The Industrial Development      12/02 at 102       BBB    5,116,271
             Board of the County of
             McMinn, Tennessee, Solid
             Waste Recycling
             Facilities Revenue Bonds,
             Series 1992 (Calhoun
             Newsprint Company
             Project - Bowater
             Incorporated Obligor),
             7.400%, 12/01/22
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
            Consumer Cyclicals - 2.6%

      7,000 The Industrial Development       9/04 at 102         A    7,465,850
             Board of Maury County,
             Tennessee, Multi-Modal
             Interchangeable Rate
             Pollution Control
             Refunding Revenue Bonds
             (Saturn Corporation
             Project), Series 1994,
             6.500%, 9/01/24

-------------------------------------------------------------------------------
            Consumer Staples - 2.8%

      6,750 The Industrial Development       2/03 at 102        AA    6,900,323
             Board of Loudon County,
             Tennessee, Solid Waste
             Disposal Revenue Bonds
             (Kimberly-Clark
             Corporation Project),
             Series 1993, 6.200%,
             2/01/23 (Alternative
             Minimum Tax)

      1,245 The Industrial Development      10/05 at 102      Baa2    1,260,015
             Board of the City of
             South Fulton, Tennessee,
             Incorporated Industrial
             Development Revenue Bonds
             (Tyson Foods, Inc.
             Project), Series 1995,
             6.400%, 10/01/20
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
            Education and Civic
            Organizations - 1.3%

      3,705 Tennessee State School       5/02 at 101 1/2       AAA    3,875,393
             Bond Authority, Higher
             Educational Facilities
             Bonds, 1992 Series A,
             6.250%, 5/01/22

-------------------------------------------------------------------------------
            Energy - 1.4%

      4,000 The Industrial Development       8/10 at 101      BBB-    4,050,920
             Board of the County of
             Maury, Tennessee, Solid
             Waste Disposal Revenue
             Bonds, Series 2000B
             (Occidental Petroleum
             Corporation Project),
             6.300%, 8/01/18
             (Alternative Minimum Tax)

-------------------------------------------------------------------------------
            Healthcare - 18.0%

      3,060 Blount County, Tennessee,        7/08 at 100      Baa1    2,488,239
             Hospital Revenue
             Improvement Bonds, Series
             1998B, 5.125%, 7/01/19

      4,000 The Health, Educational          6/08 at 101        A-    3,529,160
             and Housing Facilities
             Board of the City of
             Chattanooga, Tennessee,
             Hospital Improvement and
             Refunding Revenue Bonds,
             Series 1998 (Siskin
             Hospital for Physical
             Rehabilitation, Inc.
             Project), 5.250%, 6/01/28

      1,550 The Industrial Development      10/03 at 102        A-    1,593,152
             Board of the City of
             Cookeville, Tennessee,
             Hospital Refunding
             Revenue Bonds, Series
             1993 (Cookeville General
             Hospital Project),
             5.750%, 10/01/10

      7,350 City of Jackson,                 4/05 at 102       AAA    7,558,814
             Tennessee, Hospital
             Revenue Refunding and
             Improvement Bonds, Series
             1995 (Jackson-Madison
             County General Hospital
             Project), 5.625%, 4/01/15

      1,000 The Health, Educational         No Opt. Call       AAA    1,121,490
             and Housing Facilities
             Board of the County of
             Knox, Tennessee, Hospital
             Revenue Bonds, Series
             1993A (Fort Sanders
             Alliance Obligated
             Group), 6.250%, 1/01/13

     10,145 The Health, Educational          4/09 at 101      Baa1    9,406,748
             and Housing Facilities
             Board of the County of
             Knox, Tennessee, Revenue
             Bonds, Series 1999
             (University Health
             System, Inc), 5.625%,
             4/01/29

      2,395 The Health and Educational      11/01 at 102       AAA    2,476,550
             Facilities Board of the
             Metropolitan Government
             of Nashville and Davidson
             County, Tennessee,
             Hospital Revenue Bonds,
             Series 1991 (Adventist
             Health System -  Sunbelt,
             Inc.), 7.000%, 11/15/16

      4,000 The Health and Educational      11/10 at 101        A-    4,097,720
             Facilities Board of the
             Metropolitan Government
             of Nashville and Davidson
             County, Tennessee,
             Hospital Revenue Bonds
             (Adventist Health
             System - Sunbelt
             Obligated Group), 6.600%,
             11/15/30


--------------------------------------------------------------------------------
33

                 Portfolio of Investments
                 Nuveen Tennessee Municipal Bond Fund (continued)
                 May 31, 2001

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Healthcare (continued)

 $    7,500 The Health, Educational and      1/08 at 101       BBB $  6,241,350
             Housing Facilities Board of
             Montgomery County,
             Tennessee, Hospital Revenue
             Bonds, Refunding and
             Improvement Series 1998
             (Clarksville Regional
             Health System),
             5.375%, 1/01/28

      4,000 The Health, Educational and      8/05 at 100       AAA    4,025,720
             Housing Facilities Board of
             Shelby County, Tennessee,
             Hospital Revenue Refunding
             Bonds, Series 1995
             (Methodist Health System
             Inc.), 5.250%, 8/01/15

      7,000 The Health, Educational and      7/09 at 102        AA    6,725,460
             Housing Facilities Board of
             Shelby County, Tennessee,
             Revenue Bonds,
             Series 1999 (St. Jude's
             Children's Research),
             5.375%, 7/01/29

      2,500 The Health, Educational and     11/04 at 102        A-    2,734,500
             Housing Facilities Board of
             Sumner County, Tennessee,
             Revenue Refunding Bonds,
             Series 1994 (Sumner
             Regional Health System
             Inc.), 7.500%, 11/01/14

-------------------------------------------------------------------------------
            Housing/Multifamily - 5.7%

      1,200 The Health, Educational and      7/03 at 102       Aaa    1,221,636
             Housing Facilities Board of
             the City of Chattanooga,
             Tennessee, Multifamily
             Mortgage Revenue Refunding
             Bonds (Windridge
             Apartments - FHA-Insured
             Mortgage), Series 1993A,
             5.950%, 7/01/14

            The Health, Educational and
            Housing Facilities Board of
            the City of Chattanooga,
            Tennessee, Housing Revenue
            Bonds (GNMA Collateralized -
             Rainbow Creek Apartments
            Project), Series 1999:
        500  6.125%, 11/20/19               11/09 at 102       AAA      518,965
             (Alternative Minimum Tax)
      3,955  6.375%, 11/20/39               11/09 at 102       AAA    4,116,680
             (Alternative Minimum Tax)

      3,500 The Industrial Development      10/06 at 102       AAA    3,614,800
             Board of the City of
             Franklin, Tennessee,
             Multifamily Housing Revenue
             Refunding Bonds (The
             Landings Apartments
             Project), Senior Series
             1996A, 6.000%, 10/01/26

            The Health and Educational
            Facilities Board of the
            Metropolitan Government of
            Nashville and Davidson
            County, Tennessee, Housing
            Mortgage Revenue Bonds
            (Herman Street), Series
            1992:
        250  7.000%, 6/01/17                 6/02 at 103       AAA      260,605
        495  7.250%, 6/01/32                 6/02 at 103       AAA      516,839

      3,485 The Health and Educational       3/10 at 102       Aaa    3,527,447
             Facilities Board of the
             Metropolitan Government of
             Nashville and Davidson
             County, Tennessee,
             Multifamily Housing Revenue
             Bonds (Berkshire Place),
             Series 2000, 6.125%,
             3/20/39 (Alternative
             Minimum Tax)

      2,720 The Industrial Development       1/10 at 102       Aaa    2,819,661
             Board of the Metropolitan
             Government of Nashville and
             Davidson County, Tennessee,
             Multifamily Housing Revenue
             Refunding Bonds (GNMA
             Collateralized - The Valley
             Forge Apartments Project),
             Series 2000A, 6.375%,
             1/20/31

-------------------------------------------------------------------------------
            Housing/Single Family -
              13.6%

        175 County of Hamilton,              9/01 at 101       AAA      177,298
             Tennessee, Single Family
             Mortgage Revenue Bonds
             (Home Purchase and
             Rehabilitation Program),
             Series 1990, 8.000%,
             9/01/23 (Alternative
             Minimum Tax)

      6,000 Tennessee Housing                7/06 at 102        AA    6,183,660
             Development Agency,
             Homeownership Program
             Bonds, Issue 4A, 6.375%,
             7/01/22 (Alternative
             Minimum Tax)

        990 Tennessee Housing                7/07 at 102        AA    1,021,175
             Development Agency,
             Homeownership Program
             Bonds, Issue 1996-3,
             5.850%, 7/01/17
             (Alternative Minimum Tax)

         65 Tennessee Housing                7/01 at 102        AA       66,342
             Development Agency,
             Homeownership Program
             Bonds, Issue U, 7.400%,
             7/01/16

      2,765 Tennessee Housing                7/01 at 102        AA    2,811,010
             Development Agency,
             Homeownership Program
             Bonds, Issue T, 7.375%,
             7/01/23 (Alternative
             Minimum Tax)

      2,080 Tennessee Housing                7/02 at 102        AA    2,147,829
             Development Agency,
             Homeownership Program
             Bonds, Issue WR, 6.800%,
             7/01/17

            Tennessee Housing
             Development Agency,
             Homeownership Program
             Bonds, Issue 1998-2:
      4,000  5.350%, 7/01/23                 1/09 at 101        AA    3,941,720
             (Alternative Minimum Tax)
      9,955  5.375%, 7/01/29                 1/09 at 101        AA    9,756,597
             (Alternative Minimum Tax)

      6,700 Tennessee Housing                1/09 at 101        AA    6,622,883
             Development Agency,
             Homeownership Program
             Bonds, Issue 1996-5B
             (Remarketing), 5.375%,
             7/01/23 (Alternative
             Minimum Tax)

      5,500 Tennessee Housing                1/09 at 101        AA    5,704,875
             Development Agency,
             Homeownership Program
             Bonds, Issue 1999-3,
             6.000%, 1/01/20
             (Alternative Minimum Tax)

        865 Tennessee Housing                7/04 at 102        AA      905,906
             Development Agency,
             Mortgage Finance Program
             Bonds, 1994 Series A,
             6.900%, 7/01/25
             (Alternative Minimum Tax)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
34

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Long-Term Care - 2.2%

 $    2,800 The Health and Educational       2/08 at 102        AA $  2,749,152
             Facilities Board of the
             Metropolitan Government of
             Nashville and Davidson
             County, Tennessee, Multi-
             Modal Interchangeable Rate
             Health Facility Revenue
             Bonds (Richland Place, Inc.
             Project), Series 1993,
             5.500%, 5/01/23

      4,700 The Health and Educational       7/08 at 102       N/R    3,505,401
             Facilities Board of the
             Metropolitan Government of
             Nashville and Davidson
             County, Tennessee, Revenue
             Refunding Bonds (The
             Blakeford at Green Hills),
             Series 1998,
             5.650%, 7/01/24

-------------------------------------------------------------------------------
            Tax Obligation/General -
             3.5%

      1,000 Hamilton County, Tennessee,      2/05 at 102       Aa1    1,105,020
             General Obligation Bonds,
             Series 1995, 6.250%,
             2/01/20

      3,000 The Metropolitan Government      5/07 at 102        AA    2,927,160
             of Nashville and Davidson
             County, Tennessee, General
             Obligation Refunding Bonds,
             Series 1997, 5.125%,
             5/15/25

            The Metropolitan Government
            of Nashville and Davidson
            County, Tennessee, General
            Obligation Bonds, Residual
            Option Longs Series II-R53
            2001:
      2,350  10.020%, 10/15/17 (IF)         10/11 at 100       AA-    2,629,251
      2,480  9.260%, 10/15/18 (IF)          10/11 at 100       AA-    2,583,565

        750 Shelby County, Tennessee,        4/05 at 101       AA+      776,190
             General Obligation
             Refunding Bonds, 1995
             Series A, 5.625%, 4/01/14

-------------------------------------------------------------------------------
            Tax Obligation/Limited -
             4.5%

      5,000 The Industrial Development      10/10 at 100       AAA    5,119,900
             Board of the City of
             Chattanooga, Tennessee,
             Chattanooga Lease Rental
             Revenue Bonds, Series 2000,
             5.625%, 10/01/30

      4,000 The Health and Educational       6/09 at 100       AAA    3,796,040
             Facilities Board of the
             Metropolitan Government of
             Nashville and Davidson
             County, Tennessee, Revenue
             Refunding and Improvement
             Bonds (Meharry Medical
             College Project), Series
             1996, 5.000%, 12/01/24

      4,000 The Sports Authority of the      7/06 at 101       AAA    4,113,280
             Metropolitan Government of
             Nashville and Davidson
             County, Public Improvement
             Revenue Bonds (Stadium
             Project), Series 1996,
             5.750%, 7/01/26

-------------------------------------------------------------------------------
            Transportation - 5.7%

            Memphis-Shelby County
             Airport Authority,
             Tennessee, Airport Revenue
             Bonds, Series 1999D:
      4,000  6.000%, 3/01/24                 3/10 at 101       AAA    4,215,360
             (Alternative Minimum Tax)
      1,640  6.125%, 3/01/25                 3/10 at 101       AAA    1,747,486
             (Alternative Minimum Tax)

      5,545 Memphis-Shelby County            9/01 at 103       BBB    5,748,335
             Airport Authority,
             Tennessee, Special
             Facilities Revenue Bonds,
             Series 1984 (Federal
             Express Corporation),
             7.875%, 9/01/09

      4,475 Memphis-Shelby County            9/02 at 102       BBB    4,648,272
             Airport Authority,
             Tennessee, Special
             Facilities Revenue
             Refunding Bonds, Series
             1992 (Federal Express
             Corporation), 6.750%,
             9/01/12

-------------------------------------------------------------------------------
            U.S. Guaranteed - 18.4%

      1,930 The Health, Educational and      9/01 at 102       AAA    1,986,375
             Housing Facility Board of
             the City of Chattanooga,
             Tennessee, Hospital Revenue
             Bonds, Series 1991A
             (Memorial Hospital
             Project), 6.600%, 9/01/12
             (Pre-refunded to 9/01/01)

            City of Clarksville,
            Tennessee, Hospital Revenue
            Refunding and Improvement
            Bonds, Series 1993
            (Clarksville Memorial
            Hospital Project):
      1,000  6.250%, 7/01/08 (Pre-           7/03 at 102   Baa1***    1,076,410
             refunded to 7/01/03)
      1,775  6.250%, 7/01/13 (Pre-           7/03 at 102   Baa1***    1,910,628
             refunded to 7/01/03)
      1,250  6.375%, 7/01/18 (Pre-           7/03 at 102   Baa1***    1,348,638
             refunded to 7/01/03)

      1,125 Eastside Utility District of    11/01 at 102      A***    1,165,883
             Hamilton County, Tennessee,
             Water System Revenue Bonds,
             Series 1992, 6.750%,
             11/01/11 (Pre-refunded to
             11/01/01)

      5,000 City of Johnson City,            5/06 at 100       AAA    5,643,300
             Tennessee, School Sales Tax
             Revenue and Unlimited Tax
             Bonds, Series 1994, 6.700%,
             5/01/21 (Pre-refunded to
             5/01/06)

            The Health and Educational
            Facilities Board of the City
            of Johnson City, Tennessee,
            Hospital Revenue Refunding
            and Improvement Bonds,
            Series 1991 (Johnson City
            Medical Center Hospital):
        440  6.750%, 7/01/16 (Pre-           7/09 at 100       AAA      452,364
             refunded to 7/01/09)
      1,650  6.750%, 7/01/16                 7/01 at 102       AAA    1,696,365


--------------------------------------------------------------------------------
35

                 Portfolio of Investments
                 Nuveen Tennessee Municipal Bond Fund (continued)
                 May 31, 2001

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            U.S. Guaranteed (continued)

            The Health and Educational
            Facilities Board of the City
            of Johnson City, Tennessee,
            Hospital Revenue Refunding
            and Improvement Bonds,
            Series 1998C (Johnson City
            Medical Center Hospital):
 $    2,825  5.125%, 7/01/25 (Pre-           7/23 at 100       AAA $  2,795,083
             refunded to 7/01/23)
      1,175  5.125%, 7/01/25                 1/09 at 101       AAA    1,162,557
      5,000  5.250%, 7/01/28                 1/09 at 101       AAA    4,966,550

     41,570 The Health and Educational      No Opt. Call       Aaa   11,073,001
             Facilities Board of the
             Metropolitan Government of
             Nashville and Davidson
             County, Tennessee, Revenue
             Bonds (Subordinate Lien),
             Series 1988 (Volunteer
             Healthcare),
             0.000%, 6/01/21

      1,140 The Health and Educational      10/07 at 105    N/R***    1,466,439
             Facilities Board of the
             Metropolitan Government of
             Nashville and Davidson
             County, Tennessee, Revenue
             Bonds, Series 1992A (Mur-Ci
             Homes Inc. Project),
             9.000%, 10/01/22
             (Pre-refunded to 10/01/07)

            The Airport Authority of the
             Metropolitan Nashville,
             Tennessee, Revenue Bonds,
             Series 1991C:
        145  6.625%, 7/01/07 (Pre-           7/01 at 102       AAA      148,338
             refunded to 7/01/01)
      4,385  6.600%, 7/01/15 (Pre-           7/01 at 102       AAA    4,485,943
             refunded to 7/01/01)

      2,500 The Public Building              2/04 at 110       AAA    2,996,600
             Authority of the City of
             Mt. Juliet, Tennessee,
             Revenue Bonds, Series B
             (Utility District Loan
             Program - Madison Suburban
             Utility District), 7.800%,
             2/01/19 (Pre-refunded to
             2/01/04)

        250 Shelby County, Tennessee,        4/05 at 101    AA+***      269,630
             General Obligation
             Refunding Bonds, 1995
             Series A, 5.625%, 4/01/14
             (Pre-refunded to 4/01/05)

      2,660 Tennessee State Local           10/02 at 102      A***    2,844,258
             Development Authority,
             Revenue Bonds (Community
             Provider Loan Program),
             7.000%, 10/01/21 (Pre-
             refunded to 10/01/02)

      2,300 The White House Utility          1/02 at 102       AAA    2,393,334
             District of Robertson and
             Sumner Counties, Tennessee,
             Water Revenue Refunding and
             Improvement Bonds, Series
             1992B, 6.375%, 1/01/22
             (Pre-refunded to 1/01/02)

            Wilson County, Tennessee,
            Certificates of
            Participation, Series 1994
            (Wilson County Educational
            Facilities Corporation):
      1,500  6.125%, 6/30/10 (Pre-           6/04 at 102     A2***    1,638,495
             refunded to 6/30/04)
      1,500  6.250%, 6/30/15 (Pre-           6/04 at 102     A2***    1,643,925
             refunded to 6/30/04)

-------------------------------------------------------------------------------
            Utilities - 5.0%

      1,520 City of Clarksville,            No Opt. Call       AAA      700,720
             Tennessee, Water, Sewer and
             Gas Revenue Refunding and
             Improvement Bonds,
             Series 1992, 0.000%,
             2/01/16

      2,700 City of Fayetteville,            4/08 at 101       N/R    2,753,244
             Tennessee, Broadband
             Telecommunications Network
             Revenue Bonds, Series 2000,
             6.500%, 4/01/20

            The Metropolitan Government
            of Nashville and Davidson
            County, Tennessee, Electric
            System Revenue Bonds, Series
            1996A:
      7,800  0.000%, 5/15/11                No Opt. Call       AAA    4,831,242
      8,500  0.000%, 5/15/12                No Opt. Call       AAA    4,937,650

        750 The Metropolitan Government     No Opt. Call       AAA      282,323
             of Nashville and Davidson
             County, Tennessee, Electric
             System Revenue Bonds, 1998
             Series A, 0.000%, 5/15/19

      1,000 The Middle Tennessee Utility    10/02 at 102       AAA    1,061,939
             District of Cannon,
             Cumberland, DeKalb, Putnam,
             Rhea, Rutherford, Smith,
             Warren, White and Wilson
             Counties, Tennessee, Gas
             System Revenue Bonds,
             Series 1992,
             6.250%, 10/01/12

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
36

  Principal
     Amount                                Optional Call                 Market
      (000) Description                      Provisions* Ratings**        Value
-------------------------------------------------------------------------------
            Water and Sewer - 3.0%

 $    3,445 City of Knoxville,               4/07 at 101        AA $  3,373,825
             Tennessee, Waste Water
             System Refunding and
             Improvement Bonds, Series
             1998, 5.125%, 4/01/23

      3,000 Suburban Utility District of     2/08 at 100       AAA    2,925,899
             Madison, Tennessee, Water
             Revenue Refunding Bonds,
             Series 1995,
             5.000%, 2/01/19

      1,000 Milcrofton Utility District      2/06 at 102       N/R      910,759
             of Williamson County,
             Tennessee, Waterworks
             Revenue Refunding Bonds,
             Series 1996 (Junior Lien),
             6.000%, 2/01/24

      1,500 Water and Wastewater             3/08 at 102      Baa1    1,578,509
             Authority of Wilson County,
             Tennessee, Waterworks
             Revenue Refunding and
             Improvement Bonds, Series
             1993, 6.000%, 3/01/14

-------------------------------------------------------------------------------
 $  320,425 Total Investments (cost                                 284,829,971
             $280,072,313) - 98.5%
-------------------------------------------------------------------------------
------------
            Other Assets Less                                         4,368,739
             Liabilities - 1.5%
         ----------------------------------------------------------------------
            Net Assets - 100%                                      $289,198,710
         ----------------------------------------------------------------------

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the ear-liest optional call or redemption. There may be other call provi-sions at varying prices at later dates.
         ** Ratings (not covered by the report of independent public accoun-
            tants): Using the higher of Standard & Poor's or Moody's rating.
         *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-
             sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.
         (IF) Inverse floating rate security.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
37

                 Statement of Net Assets
                 May 31, 2001


                                                           Georgia    Louisiana
-------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value  $141,868,658 $124,135,866
Cash                                                            --      341,484
Receivables:
 Interest                                                2,850,147    2,224,623
 Investments sold                                        6,889,257       35,000
 Shares sold                                               134,426      218,893
Other assets                                                 1,892          905
-------------------------------------------------------------------------------
  Total assets                                         151,744,380  126,956,771
-------------------------------------------------------------------------------
Liabilities
Cash overdraft                                           6,147,183           --
Payables:
 Investments purchased                                   1,484,390      758,042
 Shares redeemed                                           113,741      157,512
Accrued expenses:
 Management fees                                            66,520       58,572
 12b-1 distribution and service fees                        42,792       43,576
 Other                                                      50,163       51,528
Dividends payable                                          225,450      167,126
-------------------------------------------------------------------------------
  Total liabilities                                      8,130,239    1,236,356
-------------------------------------------------------------------------------
Net assets                                            $143,614,141 $125,720,415
-------------------------------------------------------------------------------
Class A Shares
Net assets                                            $107,605,809 $ 84,423,619
Shares outstanding                                      10,094,715    7,635,707
Net asset value and redemption price per share        $      10.66 $      11.06
Offering price per share (net asset value per share
 plus maximum sales charge of 4.20% of offering
 price)                                               $      11.13 $      11.54
-------------------------------------------------------------------------------
Class B Shares
Net assets                                            $ 15,391,762 $ 20,752,861
Shares outstanding                                       1,441,863    1,878,002
Net asset value, offering and redemption price per
 share                                                $      10.67 $      11.05
-------------------------------------------------------------------------------
Class C Shares
Net assets                                            $ 19,497,486 $ 19,887,497
Shares outstanding                                       1,832,152    1,800,812
Net asset value, offering and redemption price per
 share                                                $      10.64 $      11.04
-------------------------------------------------------------------------------
Class R Shares
Net assets                                            $  1,119,084 $    656,438
Shares outstanding                                         105,274       59,342
Net asset value, offering and redemption price per
 share                                                $      10.63 $      11.06
-------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
38

                                                    North Carolina    Tennessee
-------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market
 value                                                $199,325,779 $284,829,971
Cash                                                            --      494,761
Receivables:
 Interest                                                3,748,732    4,659,124
 Investments sold                                        1,795,933           --
 Shares sold                                               316,217      145,725
Other assets                                                 2,744       11,860
-------------------------------------------------------------------------------
  Total assets                                         205,189,405  290,141,441
-------------------------------------------------------------------------------
Liabilities
Cash overdraft                                           5,335,493           --
Payables:
 Investments purchased                                   1,963,484           --
 Shares redeemed                                           184,739      126,333
Accrued expenses:
 Management fees                                            90,828      132,619
 12b-1 distribution and service fees                        51,716       69,053
 Other                                                      67,974       93,486
Dividends payable                                          396,211      521,240
-------------------------------------------------------------------------------
  Total liabilities                                      8,090,445      942,731
-------------------------------------------------------------------------------
Net assets                                            $197,098,960 $289,198,710
-------------------------------------------------------------------------------
Class A Shares
Net assets                                            $160,577,790 $250,583,295
Shares outstanding                                      15,819,317   22,920,238
Net asset value and redemption price per share        $      10.15 $      10.93
Offering price per share (net asset value per
 share plus maximum sales charge of 4.20% of
 offering price)                                      $      10.59 $      11.41
-------------------------------------------------------------------------------
Class B Shares
Net assets                                            $ 16,625,932 $ 14,861,394
Shares outstanding                                       1,635,621    1,357,946
Net asset value, offering and redemption price per
 share                                                $      10.16 $      10.94
-------------------------------------------------------------------------------
Class C Shares
Net assets                                            $ 18,237,645 $ 23,118,125
Shares outstanding                                       1,798,950    2,113,694
Net asset value, offering and redemption price per
 share                                                $      10.14 $      10.94
-------------------------------------------------------------------------------
Class R Shares
Net assets                                            $  1,657,593 $    635,896
Shares outstanding                                         163,183       58,196
Net asset value, offering and redemption price per
 share                                                $      10.16 $      10.93
-------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
39

                 Statement of Operations
                 Year Ended May 31, 2001


                              Georgia    Louisiana  North Carolina   Tennessee
-------------------------------------------------------------------------------
Investment Income         $ 8,299,396  $ 7,167,471   $11,306,911   $17,622,161
-------------------------------------------------------------------------------
Expenses
Management fees               761,807      662,493     1,044,199     1,577,493
12b-1 service fees -
  Class A                     210,413      163,613       318,810       509,045
12b-1 distribution and
 service fees - Class B       129,595      174,153       132,098       128,401
12b-1 distribution and
 service fees - Class C       143,856      146,396       123,860       171,871
Shareholders' servicing
 agent fees and expenses       82,387       63,760       115,039       154,260
Custodian's fees and
 expenses                     145,447       51,795       210,050       172,559
Trustees' fees and
 expenses                       3,373        2,956         4,662         7,291
Professional fees              10,979       11,209        12,963        14,168
Shareholders' reports -
  printing and mailing
 expenses                      15,777       15,370        32,646        34,175
Federal and state
 registration fees              3,026        3,634         4,764         7,600
Other expenses                  8,954        8,616        10,914        14,609
-------------------------------------------------------------------------------
Total expenses before
 custodian fee credit       1,515,614    1,303,995     2,010,005     2,791,472
 Custodian fee credit          (4,904)      (9,886)      (26,811)      (82,986)
-------------------------------------------------------------------------------
Net expenses                1,510,710    1,294,109     1,983,194     2,708,486
-------------------------------------------------------------------------------
Net investment income       6,788,686    5,873,362     9,323,717    14,913,675
-------------------------------------------------------------------------------
Realized and Unrealized
 Gain (Loss) from
 Investments
Net realized gain (loss)
 from investment
 transactions                (226,959)    (406,889)      (63,959)    2,075,913
Net change in unrealized
 appreciation or
 depreciation of
 investments                8,772,153    9,002,539    12,644,964    13,817,960
-------------------------------------------------------------------------------
Net gain from
 investments                8,545,194    8,595,650    12,581,005    15,893,873
-------------------------------------------------------------------------------
Net increase in net
 assets from operations   $15,333,880  $14,469,012   $21,904,722   $30,807,548
-------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
40

                 Statement of Changes in Net Assets


                                   Georgia                    Louisiana
                          --------------------------  --------------------------
                                  Year          Year          Year          Year
                                 Ended         Ended         Ended         Ended
                               5/31/01       5/31/00       5/31/01       5/31/00
---------------------------------------------------------------------------------
Operations
Net investment income     $  6,788,686  $  7,236,527  $  5,873,362  $  6,361,766
Net realized gain (loss)
 from investment
 transactions                 (226,959)   (1,858,006)     (406,889)   (2,160,063)
Net change in unrealized
 appreciation or
 depreciation of
 investments                 8,772,153   (12,307,519)    9,002,539   (11,522,122)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                 15,333,880    (6,928,998)   14,469,012    (7,320,419)
---------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                    (5,244,153)   (5,865,555)   (4,103,369)   (4,504,634)
 Class B                      (575,479)     (530,214)     (784,980)     (839,880)
 Class C                      (850,197)     (962,716)     (873,052)     (962,361)
 Class R                       (39,967)      (20,772)      (42,018)     (100,777)
From accumulated net
 realized gains from
 investment
 transactions:
 Class A                            --      (437,997)           --       (28,034)
 Class B                            --       (47,899)           --        (6,316)
 Class C                            --       (82,105)           --        (6,860)
 Class R                            --        (1,680)           --          (728)
---------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders               (6,709,796)   (7,948,938)   (5,803,419)   (6,449,590)
---------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                  17,702,138    17,497,176    15,240,354    18,968,563
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions               2,623,678     3,151,570     1,864,055     2,151,796
---------------------------------------------------------------------------------
                            20,325,816    20,648,746    17,104,409    21,120,359
Cost of shares redeemed    (22,176,364)  (33,781,868)  (14,872,887)  (34,376,053)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions         (1,850,548)  (13,133,122)    2,231,522   (13,255,694)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets               6,773,536   (28,011,058)   10,897,115   (27,025,703)
Net assets at the
 beginning of year         136,840,605   164,851,663   114,823,300   141,849,003
---------------------------------------------------------------------------------
Net assets at the end of
 year                     $143,614,141  $136,840,605  $125,720,415  $114,823,300
---------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income at
 the end of year          $    (62,350) $   (141,240) $     25,676  $    (44,267)
---------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
41

                               North Carolina                 Tennessee
                          --------------------------  --------------------------
                                  Year          Year          Year          Year
                                 Ended         Ended         Ended         Ended
                               5/31/01       5/31/00       5/31/01       5/31/00
---------------------------------------------------------------------------------
Operations
Net investment income     $  9,323,717  $  9,741,169  $ 14,913,675  $ 15,051,981
Net realized gain (loss)
 from investment
 transactions                  (63,959)   (2,469,733)    2,075,913      (803,231)
Net change in unrealized
 appreciation or
 depreciation of
 investments                12,644,964   (15,748,868)   13,817,960   (26,425,394)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                 21,904,722    (8,477,432)   30,807,548   (12,176,644)
---------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                    (7,969,581)   (8,416,716)  (12,937,673)  (13,463,555)
 Class B                      (585,870)     (475,616)     (582,868)     (555,619)
 Class C                      (734,854)     (779,526)   (1,036,847)   (1,190,650)
 Class R                       (78,959)      (69,455)      (31,030)      (28,304)
From accumulated net
 realized gains from
 investment
 transactions:
 Class A                            --            --            --            --
 Class B                            --            --            --            --
 Class C                            --            --            --            --
 Class R                            --            --            --            --
---------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders               (9,369,264)   (9,741,313)  (14,588,418)  (15,238,128)
---------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                  21,695,146    22,428,233    19,965,686    31,814,973
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions               4,656,058     4,811,012     6,078,721     6,596,626
---------------------------------------------------------------------------------
                            26,351,204    27,239,245    26,044,407    38,411,599
Cost of shares redeemed    (23,781,188)  (39,824,543)  (37,612,952)  (53,455,965)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions          2,570,016   (12,585,298)  (11,568,545)  (15,044,366)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets              15,105,474   (30,804,043)    4,650,585   (42,459,138)
Net assets at the
 beginning of year         181,993,486   212,797,529   284,548,125   327,007,263
---------------------------------------------------------------------------------
Net assets at the end of
 year                     $197,098,960  $181,993,486  $289,198,710  $284,548,125
---------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income at
 the end of year          $    (40,709) $      4,838  $    163,994  $   (161,263)
---------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
42

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust III (the "Trust") is an open-end investment com-pany registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Georgia Municipal Bond Fund ("Georgia"), the Nuveen Louisiana Municipal Bond Fund ("Louisiana"), the Nuveen North Carolina Munici-pal Bond Fund ("North Carolina"), and the Nuveen Tennessee Municipal Bond Fund ("Tennessee") (collectively, the "Funds"). The Trust was organized as a Massa-chusetts business trust on July 1, 1996.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal se-curities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, ma-turity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at am-ortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery ba-sis may have extended settlement periods. Any securities so purchased are sub-ject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2001, Georgia, Louisiana and North Carolina had out-standing delayed delivery and/or when-issued purchase commitments of $1,484,390, $758,042 and $1,963,484, respectively. There were no such out-standing purchase commitments in Tennessee.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securi-ties.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first busi-ness day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net real-ized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distribu-tions as a result of these differences may occur and will be classified as ei-ther distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applica-ble to regulated investment companies and to distribute all of its net invest-ment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will ena-ble interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when dis-tributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 2001, have been designated Exempt Interest Dividends.

-------------------------------------------------------------------------------
43

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor pur-chasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur an-nual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. Dur-ing the fiscal year ended May 31, 2001, Tennessee invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate secu-rity. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of a fixed rate security since the interest rate is dependent on the general level of interest rates as well as the short-term interest paid on the floating rate security. Georgia, Loui-siana and North Carolina did not invest in any such securities during the fis-cal year ended May 31, 2001.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which pres-ently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of in-creases and decreases in net assets from operations during the reporting peri-od. Actual results may differ from those estimates.

Audit Guide
In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual finan-cial statements issued for fiscal years beginning after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant ef-fect on the financial statements.

-------------------------------------------------------------------------------
44

2. Fund Shares

Transactions in Fund shares were as follows:

                                             Georgia
                         --------------------------------------------------
                               Year Ended                Year Ended
                                 5/31/01                   5/31/00
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                    935,056  $  9,872,915     825,461  $  8,544,862
 Class B                    292,020     3,099,414     383,728     3,976,797
 Class C                    384,245     4,064,015     471,068     4,866,904
 Class R                     63,283       665,794      10,463       108,613
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    199,475     2,090,533     247,168     2,562,706
 Class B                     19,800       207,985      21,073       218,203
 Class C                     29,160       304,910      34,030       351,928
 Class R                      1,936        20,250       1,818        18,733
----------------------------------------------------------------------------
                          1,924,975    20,325,816   1,994,809    20,648,746
----------------------------------------------------------------------------
Shares redeemed:
 Class A                 (1,473,719)  (15,359,898) (2,266,825)  (23,297,228)
 Class B                   (113,976)   (1,193,734)   (247,793)   (2,544,506)
 Class C                   (536,180)   (5,616,732)   (765,079)   (7,891,329)
 Class R                       (563)       (6,000)     (4,837)      (48,805)
----------------------------------------------------------------------------
                         (2,124,438)  (22,176,364) (3,284,534)  (33,781,868)
----------------------------------------------------------------------------
Net increase (decrease)    (199,463) $ (1,850,548) (1,289,725) $(13,133,122)
----------------------------------------------------------------------------

                                            Louisiana
                         --------------------------------------------------
                               Year Ended                Year Ended
                                 5/31/01                   5/31/00
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                    655,253  $  7,178,318     785,689  $  8,401,450
 Class B                    404,670     4,458,455     446,286     4,853,551
 Class C                    330,879     3,599,225     533,059     5,679,766
 Class R                        395         4,356       2,998        33,796
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    133,948     1,449,604     154,147     1,642,509
 Class B                     20,814       225,453      24,548       260,848
 Class C                     13,823       149,463      16,397       174,250
 Class R                      3,646        39,535       6,835        74,189
----------------------------------------------------------------------------
                          1,563,428    17,104,409   1,969,959    21,120,359
----------------------------------------------------------------------------
Shares redeemed:
 Class A                   (709,409)   (7,705,584) (2,101,264)  (22,256,744)
 Class B                   (221,906)   (2,405,797)   (455,632)   (4,781,672)
 Class C                   (403,155)   (4,357,942)   (569,275)   (5,975,857)
 Class R                    (37,438)     (403,564)   (132,474)   (1,361,780)
----------------------------------------------------------------------------
                         (1,371,908)  (14,872,887) (3,258,645)  (34,376,053)
----------------------------------------------------------------------------
Net increase (decrease)     191,520  $  2,231,522  (1,288,686) $(13,255,694)
----------------------------------------------------------------------------


--------------------------------------------------------------------------------
45

                                         North Carolina
                         --------------------------------------------------
                               Year Ended                Year Ended
                                 5/31/01                   5/31/00
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                  1,186,924  $ 11,903,737   1,458,315  $ 14,186,851
 Class B                    483,338     4,867,381     389,060     3,813,690
 Class C                    453,192     4,584,313     409,263     4,079,009
 Class R                     33,848       339,715      35,454       348,683
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    391,711     3,909,108     420,281     4,109,465
 Class B                     27,929       279,648      23,669       231,544
 Class C                     41,042       408,905      42,432       414,235
 Class R                      5,848        58,397       5,710        55,768
----------------------------------------------------------------------------
                          2,623,832    26,351,204   2,784,184    27,239,245
----------------------------------------------------------------------------
Shares redeemed:
 Class A                 (1,887,970)  (18,867,341) (3,417,695)  (33,067,872)
 Class B                    (89,793)     (901,512)   (219,771)   (2,131,000)
 Class C                   (385,597)   (3,836,716)   (450,529)   (4,368,004)
 Class R                    (17,427)     (175,619)    (26,590)     (257,667)
----------------------------------------------------------------------------
                         (2,380,787)  (23,781,188) (4,114,585)  (39,824,543)
----------------------------------------------------------------------------
Net increase (decrease)     243,045  $  2,570,016  (1,330,401) $(12,585,298)
----------------------------------------------------------------------------

                                            Tennessee
                         --------------------------------------------------
                               Year Ended                Year Ended
                                 5/31/01                   5/31/00
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                  1,344,310  $ 14,506,663   2,319,290  $ 24,668,758
 Class B                    265,963     2,906,013     330,315     3,544,572
 Class C                    230,481     2,508,973     327,343     3,527,563
 Class R                      4,022        44,037       7,089        74,080
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    506,366     5,452,115     551,779     5,886,318
 Class B                     26,351       284,060      26,020       277,252
 Class C                     30,122       324,315      38,758       413,470
 Class R                      1,694        18,231       1,836        19,586
----------------------------------------------------------------------------
                          2,409,309    26,044,407   3,602,430    38,411,599
----------------------------------------------------------------------------
Shares redeemed:
 Class A                 (2,938,022)  (31,716,382) (4,174,615)  (44,481,379)
 Class B                   (145,117)   (1,564,823)   (243,522)   (2,583,668)
 Class C                   (403,003)   (4,326,679)   (600,687)   (6,361,852)
 Class R                       (477)       (5,068)     (2,818)      (29,066)
----------------------------------------------------------------------------
                         (3,486,619)  (37,612,952) (5,021,642)  (53,455,965)
----------------------------------------------------------------------------
Net increase (decrease)  (1,077,310) $(11,568,545) (1,419,212) $(15,044,366)
----------------------------------------------------------------------------

--------------------------------------------------------------------------------
46

3. Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on July 2, 2001, to shareholders of record on June 8, 2001, as follows:

                            Georgia    Louisiana North Carolina    Tennessee
------------------------------------------------------------------------------
Dividend per share:
 Class A                     $.0435       $.0450         $.0410       $.0460
 Class B                      .0370        .0385          .0345        .0390
 Class C                      .0385        .0400          .0360        .0410
 Class R                      .0450        .0470          .0425        .0475
------------------------------------------------------------------------------

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term munici-pal securities and short-term municipal securities for the fiscal year ended
May 31, 2001, were as follows:

                            Georgia    Louisiana North Carolina    Tennessee
------------------------------------------------------------------------------
Purchases:
 Long-term municipal
  securities            $19,105,101  $21,794,692    $27,293,253  $35,801,056
 Short-term municipal
  securities                     --    5,860,000     17,710,000    5,000,000
Sales and maturities:
 Long-term municipal
  securities             21,713,863   22,130,900     23,074,365   46,119,572
 Short-term municipal
  securities                     --    5,860,000     17,710,000    5,000,000
------------------------------------------------------------------------------

At May 31, 2001, the cost of investments owned for federal income tax purposes were as follows:

                            Georgia    Louisiana North Carolina    Tennessee
------------------------------------------------------------------------------
                       $137,411,192 $119,821,924   $193,586,388 $280,072,313
------------------------------------------------------------------------------

At May 31, 2001, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                     Georgia  Louisiana North Carolina Tennessee
----------------------------------------------------------------
Expiration year:
 2003             $       -- $       --     $       -- $549,832
 2004                     --         --             --       --
 2005                     --         --             --       --
 2006                     --         --             --       --
 2007                     --         --             --       --
 2008                689,075  1,112,952      1,052,642  406,519
 2009              1,395,890  1,235,446      1,303,991       --
----------------------------------------------------------------
Total             $2,084,965 $2,348,398     $2,356,633 $956,351
----------------------------------------------------------------

5. Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at May 31, 2001, were as follows:

                       Georgia    Louisiana  North Carolina    Tennessee
-------------------------------------------------------------------------
Gross unrealized:
 appreciation      $ 6,639,928  $ 5,820,826     $ 7,220,126  $ 9,859,501
 depreciation       (2,182,462)  (1,506,884)     (1,480,735)  (5,101,843)
-------------------------------------------------------------------------
Net unrealized
 appreciation      $ 4,457,466  $ 4,313,942     $ 5,739,391  $ 4,757,658
-------------------------------------------------------------------------

-------------------------------------------------------------------------------
47

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as fol-lows:

Average Daily Net Assets        Management Fee
-----------------------------------------------
For the first $125 million          .5500 of 1%
For the next $125 million           .5375 of 1
For the next $250 million           .5250 of 1
For the next $500 million           .5125 of 1
For the next $1 billion             .5000 of 1
For the next $3 billion             .4750 of 1
For net assets over $5 billion      .4500 of 1
-----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no com-pensation directly to those of its Trustees who are affiliated with the Ad-viser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time, which may be terminated at any time at its discretion.

During the fiscal year ended May 31, 2001, Nuveen Investments (the "Distribu-tor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                             Georgia Louisiana North Carolina Tennessee
-----------------------------------------------------------------------
Sales charges collected     $120,019   $91,042       $143,707  $176,830
Paid to authorized dealers   109,848    91,042        143,707   176,830
-----------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substan-tially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31, 2001, the Distributor compensated autho-rized dealers directly with commission advances at the time of purchase as follows:

                      Georgia Louisiana North Carolina Tennessee
----------------------------------------------------------------
Commission advances  $178,695  $219,384       $247,655  $167,482
----------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 serv-ice fees collected on Class B Shares during the first year following a pur-chase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended May 31, 2001, the Distributor retained such 12b-1 fees as follows:

                      Georgia Louisiana North Carolina Tennessee
----------------------------------------------------------------
12b-1 fees retained  $130,010  $163,572       $126,024  $118,096
----------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate autho-rized dealers for providing services to shareholders relating to their invest-ments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended May 31, 2001, as follows:

               Georgia Louisiana North Carolina Tennessee
---------------------------------------------------------
CDSC retained  $39,876   $65,931        $35,583   $43,467
---------------------------------------------------------

7. Composition of Net Assets

At May 31, 2001, the Funds had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                               Georgia     Louisiana  North Carolina     Tennessee
-----------------------------------------------------------------------------------
Capital paid-in           $141,303,990  $123,729,194    $193,756,910  $285,233,409
Undistributed (Over-
 distribution of) net
 investment income             (62,350)       25,676         (40,709)      163,994
Accumulated net realized
 gain (loss) from
 investment transactions    (2,084,965)   (2,568,157)     (2,663,462)     (956,351)
Net unrealized
 appreciation of
 investments                 4,457,466     4,533,702       6,046,221     4,757,658
-----------------------------------------------------------------------------------
Net assets                $143,614,141  $125,720,415    $197,098,960  $289,198,710
-----------------------------------------------------------------------------------

-------------------------------------------------------------------------------
48

                 Financial Highlights

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                        Investment Operations     Less Distributions
                       ------------------------  ---------------------
GEORGIA
                                      Net           From
                                Realized/         and in
                               Unrealized         Excess
             Beginning     Net    Invest-         of Net                Ending
                   Net Invest-       ment        Invest-                   Net
Year Ended       Asset    ment       Gain           ment Capital         Asset
May 31,          Value  Income     (Loss) Total   Income   Gains Total   Value
--------------------------------------------------------------------------------------------
Class A (3/86)
 2001         $10.01    $.53     $ .64    $1.17   $(.52)  $  --  $(.52) $10.66
 2000          11.02     .52      (.96)    (.44)   (.53)   (.04)  (.57)  10.01
 1999          11.19     .54      (.17)     .37    (.54)     --   (.54)  11.02
 1998          10.57     .56       .62     1.18    (.56)     --   (.56)  11.19
 1997          10.20     .57       .37      .94    (.57)     --   (.57)  10.57
Class B (2/97)
 2001          10.02     .45       .65     1.10    (.45)     --   (.45)  10.67
 2000          11.03     .44      (.96)    (.52)   (.45)   (.04)  (.49)  10.02
 1999          11.20     .46      (.17)     .29    (.46)     --   (.46)  11.03
 1998          10.57     .48       .63     1.11    (.48)     --   (.48)  11.20
 1997(d)       10.66     .14      (.11)     .03    (.12)     --   (.12)  10.57
Class C (1/94)
 2001           9.99     .47       .64     1.11    (.46)     --   (.46)  10.64
 2000          11.00     .46      (.96)    (.50)   (.47)   (.04)  (.51)   9.99
 1999          11.17     .48      (.17)     .31    (.48)     --   (.48)  11.00
 1998          10.55     .50       .62     1.12    (.50)     --   (.50)  11.17
 1997          10.18     .51       .37      .88    (.51)     --   (.51)  10.55
Class R (2/97)
 2001           9.98     .55       .64     1.19    (.54)     --   (.54)  10.63
 2000          10.99     .53      (.96)    (.43)   (.54)   (.04)  (.58)   9.98
 1999          11.15     .56      (.15)     .41    (.57)     --   (.57)  10.99
 1998          10.57     .58       .59     1.17    (.59)     --   (.59)  11.15
 1997(d)       10.65     .18      (.06)     .12    (.20)     --   (.20)  10.57
--------------------------------------------------------------------------------------------

Class (Inception Date)
                                             Ratios/Supplemental Data
                       ---------------------------------------------------------------------
                                 Before Credit/       After        After Credit/
                                 Reimbursement   Reimbursement(b) Reimbursement(c)
GEORGIA                         ---------------- ---------------- ----------------
                                           Ratio            Ratio            Ratio
                                          of Net           of Net           of Net
                                         Invest-          Invest-          Invest-
                                Ratio of    ment Ratio of    ment Ratio of    ment
                                Expenses  Income Expenses  Income Expenses  Income
                         Ending       to      to       to      to       to      to
                            Net  Average Average  Average Average  Average Average Portfolio
Year Ended       Total   Assets      Net     Net      Net     Net      Net     Net  Turnover
May 31,      Return(a)    (000)   Assets  Assets   Assets  Assets   Assets  Assets      Rate
--------------------------------------------------------------------------------------------
Class A (3/86)
 2001          11.90 % $107,606    .94%   5.04%     .94%   5.04%     .94%   5.04%      14%
 2000          (4.05)   104,434   1.06    4.99     1.06    4.99     1.05    4.99       15
 1999           3.34    128,138    .88    4.68      .74    4.82      .74    4.83       32
 1998          11.37    120,545    .87    4.88      .66    5.09      .66    5.09       25
 1997           9.39    111,518   1.02    5.20      .78    5.44      .78    5.44       39
Class B (2/97)
 2001          11.17     15,392   1.70    4.28     1.70    4.28     1.69    4.28       14
 2000          (4.79)    12,470   1.83    4.23     1.82    4.24     1.82    4.24       15
 1999           2.57     11,991   1.63    3.95     1.51    4.08     1.50    4.08       32
 1998          10.66      3,518   1.62    4.08     1.38    4.32     1.38    4.32       25
 1997(d)         .31        113   1.63*   4.49*    1.32*   4.80*    1.32*   4.80*      39
Class C (1/94)
 2001          11.29     19,497   1.49    4.49     1.49    4.49     1.49    4.49       14
 2000          (4.61)    19,532   1.61    4.44     1.60    4.44     1.60    4.44       15
 1999           2.80     24,358   1.43    4.14     1.30    4.27     1.29    4.28       32
 1998          10.79     18,770   1.42    4.33     1.21    4.54     1.21    4.54       25
 1997           8.80     11,803   1.56    4.63     1.32    4.87     1.32    4.87       39
Class R (2/97)
 2001          12.13      1,119    .76    5.22      .76    5.22      .75    5.22       14
 2000          (3.89)       405    .88    5.19      .88    5.19      .87    5.20       15
 1999           3.67        364    .68    4.89      .55    5.03      .54    5.03       32
 1998          11.23        245    .67    5.04      .45    5.26      .45    5.26       25
 1997(d)        1.11         22    .68*   5.41*     .38*   5.71*     .38*   5.71*      39
--------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
49

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                           Investment Operations     Less Distributions
                          ------------------------  ---------------------
LOUISIANA
                                         Net           From
                                   Realized/         and in
                                  Unrealized         Excess
                Beginning     Net    Invest-         of Net                Ending
                      Net Invest-       ment        Invest-                   Net
Year Ended May      Asset    ment       Gain           ment Capital         Asset     Total
31,                 Value  Income     (Loss) Total   Income   Gains Total   Value Return(a)
-------------------------------------------------------------------------------------------
Class (Inception Date)
                                      Ratios/Supplemental Data
                --------------------------------------------------------------------
                         Before Credit/       After        After Credit/
                         Reimbursement   Reimbursement(b) Reimbursement(c)
LOUISIANA               ---------------- ---------------- ----------------
                                   Ratio            Ratio            Ratio
                                  of Net           of Net           of Net
                                 Invest-          Invest-          Invest-
                        Ratio of    ment Ratio of    ment Ratio of    ment
                        Expenses  Income Expenses  Income Expenses  Income
                 Ending       to      to       to      to       to      to
                    Net  Average Average  Average Average  Average Average Portfolio
Year Ended May   Assets      Net     Net      Net     Net      Net     Net  Turnover
31,               (000)   Assets  Assets   Assets  Assets   Assets  Assets      Rate
-------------------------------------------------------------------------------------------
Class A (9/89)
 2001            $10.27    $.55     $  .78   $1.33   $(.54)  $  --  $(.54) $11.06   13.20%
 2000             11.38     .55      (1.11)   (.56)   (.55)     --   (.55)  10.27   (4.82)
 1999             11.55     .57       (.13)    .44    (.57)   (.04)  (.61)  11.38    3.73
 1998             11.10     .59        .49    1.08    (.59)   (.04)  (.63)  11.55    9.88
 1997             10.71     .59        .39     .98    (.59)     --   (.59)  11.10    9.37
Class B (2/97)
 2001             10.27     .47        .78    1.25    (.47)     --   (.47)  11.05   12.29
 2000             11.37     .47      (1.10)   (.63)   (.47)     --   (.47)  10.27   (5.55)
 1999             11.55     .48       (.14)    .34    (.48)   (.04)  (.52)  11.37    2.98
 1998             11.09     .50        .50    1.00    (.50)   (.04)  (.54)  11.55    9.18
 1997(d)          11.10     .16         --     .16    (.17)     --   (.17)  11.09    1.44
Class C (2/94)
 2001             10.26     .49        .77    1.26    (.48)     --   (.48)  11.04   12.49
 2000             11.36     .49      (1.10)   (.61)   (.49)     --   (.49)  10.26   (5.36)
 1999             11.54     .50       (.13)    .37    (.51)   (.04)  (.55)  11.36    3.20
 1998             11.09     .52        .50    1.02    (.53)   (.04)  (.57)  11.54    9.32
 1997             10.70     .53        .39     .92    (.53)     --   (.53)  11.09    8.78
Class R (2/97)
 2001             10.27     .57        .79    1.36    (.57)     --   (.57)  11.06   13.42
 2000             11.38     .57      (1.11)   (.54)   (.57)     --   (.57)  10.27   (4.73)
 1999             11.55     .59       (.13)    .46    (.59)   (.04)  (.63)  11.38    4.03
 1998             11.09     .61        .50    1.11    (.61)   (.04)  (.65)  11.55   10.21
 1997(d)          11.17     .15       (.08)    .07    (.15)     --   (.15)  11.09     .67
-------------------------------------------------------------------------------------------
Class A (9/89)
 2001           $84,424    .88%   5.07%     .88%   5.07%     .87%   5.08%      18%
 2000            77,603   1.00    5.13      .98    5.14      .97    5.15       29
 1999            99,176    .88    4.76      .75    4.89      .75    4.89       11
 1998            89,143    .88    5.00      .75    5.13      .75    5.13       15
 1997            76,030   1.03    5.14      .79    5.38      .79    5.38       25
Class B (2/97)
 2001            20,753   1.63    4.32     1.63    4.32     1.62    4.33       18
 2000            17,194   1.75    4.39     1.74    4.40     1.73    4.41       29
 1999            18,870   1.63    4.01     1.50    4.15     1.49    4.15       11
 1998             8,999   1.62    4.21     1.45    4.38     1.45    4.38       15
 1997(d)            917   1.65*   4.50*    1.46*   4.69*    1.46*   4.69*      25
Class C (2/94)
 2001            19,887   1.43    4.52     1.43    4.52     1.42    4.53       18
 2000            19,074   1.55    4.59     1.54    4.60     1.53    4.61       29
 1999            21,352   1.43    4.21     1.30    4.34     1.29    4.34       11
 1998            13,682   1.42    4.45     1.29    4.58     1.29    4.58       15
 1997             7,645   1.57    4.59     1.33    4.83     1.33    4.83       25
Class R (2/97)
 2001               656    .69    5.28      .69    5.28      .68    5.29       18
 2000               953    .75    5.31      .73    5.33      .72    5.34       29
 1999             2,451    .68    4.97      .55    5.10      .55    5.10       11
 1998                28    .67    5.17      .52    5.32      .52    5.32       15
 1997(d)             --    .08*   5.27*     .04*   5.31*     .04*   5.31*      25
-------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
50

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                       Investment Operations      Less Distributions
                      -------------------------  -----------------------
NORTH CAROLINA
                                                    From
                                     Net          and in
                               Realized/          Excess
            Beginning     Net Unrealized          of Net                  Ending               Ending
                  Net Invest-    Invest-         Invest-                     Net                  Net
Year Ended      Asset    ment  ment Gain            ment  Capital          Asset     Total     Assets
May 31,         Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)      (000)
-----------------------------------------------------------------------------------------------------
Class A (3/86)
 2001          $ 9.49    $.50      $ .66  $1.16    $(.50)    $ --  $(.50) $10.15     12.41 % $160,578
 2000           10.38     .49       (.89)  (.40)    (.49)      --   (.49)   9.49     (3.81)   153,091
 1999           10.62     .51       (.15)   .36     (.51)    (.09)  (.60)  10.38      3.43    183,370
 1998           10.28     .53        .34    .87     (.53)      --   (.53)  10.62      8.69    186,340
 1997           10.05     .54        .23    .77     (.54)      --   (.54)  10.28      7.79    181,595
Class B (2/97)
 2001            9.51     .42        .66   1.08     (.43)      --   (.43)  10.16     11.46     16,626
 2000           10.39     .42       (.88)  (.46)    (.42)      --   (.42)   9.51     (4.44)    11,541
 1999           10.62     .44       (.15)   .29     (.43)    (.09)  (.52)  10.39      2.73     10,609
 1998           10.28     .45        .35    .80     (.46)      --   (.46)  10.62      7.89      3,609
 1997(d)        10.33     .12       (.06)   .06     (.11)      --   (.11)  10.28       .64        271
Class C (10/93)
 2001            9.48     .44        .66   1.10     (.44)      --   (.44)  10.14     11.80     18,238
 2000           10.36     .44       (.88)  (.44)    (.44)      --   (.44)   9.48     (4.28)    16,023
 1999           10.60     .46       (.16)   .30     (.45)    (.09)  (.54)  10.36      2.85     17,507
 1998           10.26     .47        .34    .81     (.47)      --   (.47)  10.60      8.09      8,291
 1997           10.03     .48        .23    .71     (.48)      --   (.48)  10.26      7.20      7,065
Class R (2/97)
 2001            9.50     .52        .66   1.18     (.52)      --   (.52)  10.16     12.60      1,658
 2000           10.38     .51       (.88)  (.37)    (.51)      --   (.51)   9.50     (3.53)     1,338
 1999           10.62     .53       (.15)   .38     (.53)    (.09)  (.62)  10.38      3.61      1,312
 1998           10.28     .55        .34    .89     (.55)      --   (.55)  10.62      8.88        848
 1997(d)        10.27     .18        .01    .19     (.18)      --   (.18)  10.28      1.92        405
-----------------------------------------------------------------------------------------------------
Class (Inception Date)
                         Ratios/Supplemental Data
            -------------------------------------------------------------------
             Before Credit/         After          After Credit/
             Reimbursement     Reimbursement(b)   Reimbursement(c)
NORTH CAROLINA---------------- ------------------ ------------------
                        Ratio              Ratio              Ratio
                           of                 of                 of
                          Net                Net                Net
                      Invest-            Invest-            Invest-
            Ratio of     ment  Ratio of     ment  Ratio of     ment
            Expenses   Income  Expenses   Income  Expenses   Income
                  to       to        to       to        to       to
             Average  Average   Average  Average   Average  Average  Portfolio
Year Ended       Net      Net       Net      Net       Net      Net   Turnover
May 31,       Assets   Assets    Assets   Assets    Assets   Assets       Rate
-----------------------------------------------------------------------------------------------------
Class A (3/86)
 2001            .95%    4.96%      .95%    4.96%      .94%    4.97%        12%
 2000           1.00     5.06      1.00     5.06       .99     5.07         23
 1999            .87     4.66       .74     4.79       .74     4.80         11
 1998            .86     5.06       .86     5.06       .86     5.06         29
 1997           1.00     5.24       .93     5.31       .93     5.31         23
Class B (2/97)
 2001           1.70     4.20      1.70     4.20      1.69     4.21         12
 2000           1.76     4.31      1.76     4.31      1.75     4.32         23
 1999           1.63     3.92      1.44     4.11      1.44     4.11         11
 1998           1.61     4.23      1.61     4.23      1.61     4.23         29
 1997(d)        1.62*    4.60*     1.62*    4.60*     1.62*    4.60*        23
Class C (10/93)
 2001           1.50     4.41      1.50     4.41      1.49     4.42         12
 2000           1.55     4.51      1.55     4.51      1.54     4.52         23
 1999           1.43     4.12      1.24     4.31      1.24     4.31         11
 1998           1.41     4.50      1.41     4.50      1.41     4.50         29
 1997           1.54     4.70      1.48     4.76      1.48     4.76         23
Class R (2/97)
 2001            .75     5.16       .75     5.16       .74     5.17         12
 2000            .81     5.26       .81     5.26       .80     5.27         23
 1999            .67     4.86       .53     5.01       .53     5.01         11
 1998            .66     5.24       .66     5.24       .66     5.24         29
 1997(d)         .66*    5.57*      .66*    5.57*      .66*    5.57*        23
-----------------------------------------------------------------------------------------------------

*  Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
51

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                  Investment Operations              Less Distributions
                            -------------------------------    ------------------------------
TENNESSEE
                                              Net                  From
                                        Realized/                and in
                                       Unrealized                Excess
                Beginning        Net      Invest-                of Net                          Ending
                      Net    Invest-         ment               Invest-                             Net
Year Ended          Asset       ment         Gain                  ment    Capital                Asset         Total
May 31,             Value     Income       (Loss)     Total      Income      Gains    Total       Value     Return(a)
---------------------------------------------------------------------------------------------------------------------
 Class A (11/87)
 2001              $10.34       $.56       $ .58      $1.14       $(.55)       $--    $(.55)     $10.93         11.18 %
 2000               11.30        .54        (.95)      (.41)       (.55)        --     (.55)      10.34         (3.65)
 1999               11.46        .55        (.15)       .40        (.56)        --     (.56)      11.30          3.47
 1998               11.06        .58         .40        .98        (.58)        --     (.58)      11.46          9.01
 1997               10.83        .59         .23        .82        (.59)        --     (.59)      11.06          7.71
 Class B (2/97)
 2001               10.35        .48         .58       1.06        (.47)        --     (.47)      10.94         10.36
 2000               11.30        .46        (.94)      (.48)       (.47)        --     (.47)      10.35         (4.29)
 1999               11.46        .47        (.16)       .31        (.47)        --     (.47)      11.30          2.72
 1998               11.06        .49         .40        .89        (.49)        --     (.49)      11.46          8.21
 1997(d)            11.14        .14        (.09)       .05        (.13)        --     (.13)      11.06           .42
 Class C (10/93)
 2001               10.34        .50         .59       1.09        (.49)        --     (.49)      10.94         10.67
 2000               11.30        .48        (.95)      (.47)       (.49)        --     (.49)      10.34         (4.21)
 1999               11.45        .49        (.15)       .34        (.49)        --     (.49)      11.30          2.97
 1998               11.05        .52         .39        .91        (.51)        --     (.51)      11.45          8.39
 1997               10.82        .53         .23        .76        (.53)        --     (.53)      11.05          7.12
 Class R (2/97)
 2001               10.33        .58         .59       1.17        (.57)        --     (.57)      10.93         11.48
 2000               11.28        .56        (.94)      (.38)       (.57)        --     (.57)      10.33         (3.40)
 1999               11.44        .57        (.15)       .42        (.58)        --     (.58)      11.28          3.68
 1998               11.04        .60         .40       1.00        (.60)        --     (.60)      11.44          9.20
 1997(d)            11.09        .20        (.05)       .15        (.20)        --     (.20)      11.04          1.40
-----------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                         Ratios/Supplemental Data
                    ------------------------------------------------------------------------------------------------
                                    Before Credit/              After               After Credit/
                                    Reimbursement          Reimbursement(b)        Reimbursement(c)
TENNESSEE                       --------------------     --------------------    ---------------------
                                               Ratio                    Ratio                    Ratio
                                                  of                       of                       of
                                                 Net                      Net                      Net
                                             Invest-                  Invest-                  Invest-
                                Ratio of        ment     Ratio of        ment     Ratio of        ment
                                Expenses      Income     Expenses      Income     Expenses      Income
                      Ending         to          to           to          to           to          to
                         Net    Average     Average      Average     Average      Average     Average     Portfolio
Year Ended            Assets        Net         Net          Net         Net          Net         Net      Turnover
May 31,                (000)     Assets      Assets       Assets      Assets       Assets      Assets          Rate
--------------    --------------------------------------------------------------------------------------------------
 Class A (11/87)
 2001               $250,583        .88%       5.17%         .88%       5.17%         .85%       5.19%           12%
 2000                248,148        .99        5.08          .99        5.08          .98        5.10            15
 1999                285,935        .84        4.81          .84        4.81          .84        4.81            16
 1998                278,232        .84        5.09          .82        5.11          .82        5.11            15
 1997                257,475        .97        5.23          .85        5.35          .85        5.35            23
 Class B (2/97)
 2001                 14,861       1.63        4.41         1.63        4.41         1.60        4.44            12
 2000                 12,527       1.75        4.33         1.75        4.33         1.73        4.35            15
 1999                 12,410       1.59        4.07         1.59        4.08         1.59        4.08            16
 1998                  5,775       1.59        4.30         1.58        4.31         1.58        4.31            15
 1997(d)                 537       1.60*       4.49*        1.37*       4.72*        1.37*       4.72*           23
 Class C (10/93)
 2001                 23,118       1.43        4.61         1.43        4.61         1.40        4.64            12
 2000                 23,327       1.54        4.53         1.54        4.53         1.52        4.55            15
 1999                 28,134       1.39        4.27         1.39        4.27         1.39        4.27            16
 1998                 20,673       1.39        4.53         1.37        4.55         1.37        4.55            15
 1997                 15,049       1.53        4.67         1.40        4.80         1.40        4.80            23
 Class R (2/97)
 2001                    636        .68        5.36          .68        5.36          .65        5.39            12
 2000                    547        .81        5.29          .81        5.29          .79        5.31            15
 1999                    529        .64        5.01          .64        5.01          .64        5.01            16
 1998                    534        .64        5.27          .62        5.29          .62        5.29            15
 1997(d)                 248        .66*       5.55*         .46*       5.75*         .46*       5.75*           23
-----------------------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
52

Report of Independent Public Accountants


To the Board of Trustees and Shareholders of Nuveen Multistate Trust III:

We have audited the accompanying statements of net assets of the Nuveen Geor-gia Municipal Bond Fund, Nuveen Louisiana Municipal Bond Fund, Nuveen North Carolina Municipal Bond Fund and Nuveen Tennessee Municipal Bond Fund (collec-tively, the "Funds") (each a series of the Nuveen Multistate Trust III (a Mas-sachusetts business trust)), including the portfolios of investments, as of May 31, 2001, and the related statements of operations for the year then end-ed, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the Funds for the year ended May 31, 1997 were audited by other auditors whose report dated July 11, 1997, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally ac-cepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial state-ments and financial highlights are free of material misstatement. An audit in-cludes examining, on a test basis, evidence supporting the amounts and disclo-sures in the financial statements. Our procedures included confirmation of se-curities owned as of May 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reason-able basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of the Nuveen Georgia Municipal Bond Fund, Nuveen Louisiana Municipal Bond Fund, Nuveen North Carolina Municipal Bond Fund and Nuveen Tennessee Municipal Bond Fund as of May 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then end-ed, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Chicago, Illinois
July 11, 2001

-------------------------------------------------------------------------------
53

                                     Notes

                                     Notes

                                     Notes

Fund Information

Board of Trustees
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Public Accountants
Arthur Andersen LLP
Chicago, IL

Transfer Agent and Shareholder Services
Chase Global Funds Services Company
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas  75266-0086
(800) 257-8787





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certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at
(800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

      Serving
Investors
         For Generations

--------------------------------------------------------------------------------

[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]
John Nuveen, Sr.

A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.


Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.


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Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com